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                                                                      CONSECO(R)
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ISSUED BY
CONSECO VARIABLE
INSURANCE COMPANY

                                                                  MAXIFLEX GROUP
                                                      --------------------------
                                                      FIXED AND VARIABLE ANNUITY





                                                                     MAY 1, 2001
                                                                      PROSPECTUS

                                              CONSECO VARIABLE INSURANCE COMPANY
                                              CONSECO VARIABLE ANNUITY ACCOUNT C






                                       This cover is not part of the prospectus.

                                                                      [Logo](SM)
                                                                      CONSECO(R)

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                       CONSECO VARIABLE ANNUITY ACCOUNT C
        GROUP FLEXIBLE PREMIUM DEFERRED FIXED/VARIABLE ANNUITY CONTRACTS
                                   OFFERED BY

                       CONSECO VARIABLE INSURANCE COMPANY
        Administrative Office: 11815 N. Pennsylvania Street o Carmel, IN
                             46032 o (317) 817-3700
                                   May 1, 2001


     This prospectus describes the group     THE ALGER AMERICAN FUND
flexible premium deferred fixed/variable        [] Alger American Growth Portfolio
annuity contract ("Contract") issued by         [] Alger American Leveraged AllCap Portfolio
Conseco Variable Insurance Company              [] Alger American MidCap Growth Portfolio
("Conseco Variable"). The Contracts are         [] Alger American Small Capitalization Portfolio
designed for use in retirement planning.
                                             AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
     You can invest your Purchase               [] VP Income & Growth Fund
Payments in one of the Variable Account         [] VP International Fund
Investment Options listed below.                [] VP Value Fund
Depending on market conditions, you can
make or lose money in any of these           BERGER INSTITUTIONAL PRODUCTS TRUST
Variable Account Investment Options. You        []  Berger IPT--Growth Fund
can also invest in the Conseco Variable            (formerly, Berger IPT--100 Fund)
Fixed Account. Money you direct into the        []  Berger IPT--Large Cap Growth Fund
Fixed Account earns interest at a rate             (formerly, Berger IPT--Growth and
guaranteed by us.                                  Income Fund)
                                                [] Berger IPT--Small Company Growth Fund
CONSECO SERIES TRUST                            [] Berger IPT--New Generation Fund
   [] Conseco 20 Focus Portfolio                [] Berger IPT--International Fund
   [] Equity Portfolio
   [] Balanced Portfolio                     THE DREYFUS SOCIALLY RESPONSIBLE
   [] High Yield Portfolio                     GROWTH FUND, INC. (Initial Shares)
   [] Fixed Income Portfolio
   [] Government Securities Portfolio        DREYFUS STOCK INDEX FUND (Initial Shares)
   [] Money Market Portfolio
                                             DREYFUS VARIABLE INVESTMENT FUND
                                               ("DREYFUS VIF") (Initial Shares)
                                                [] Dreyfus VIF--Disciplined Stock Portfolio
                                                [] Dreyfus VIF--International Value Portfolio


--------------------------------------------------------------------------------
   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES                          SELIGMAN PORTFOLIOS, INC.
  [] Federated High Income Bond Fund II                [] Seligman Communications and
  [] Federated International Equity Fund II               Information Portfolio (Class 2)
  [] Federated Utility Fund II                         [] Seligman Global Technology Portfolio
  [] Federated International Small                        (Class 2)
     Company Fund II
                                                    STRONG OPPORTUNITY FUND II, INC.
FIRST AMERICAN INSURANCE PORTFOLIOS                    [] Opportunity Fund II
   [] First American Large Cap Growth Portfolio
   [] First American Mid Cap Growth Portfolio       STRONG VARIABLE INSURANCE FUNDS, INC.
                                                       [] Strong Mid Cap Growth Fund II
INVESCO VARIABLE INVESTMENT FUNDS, INC.
   [] INVESCO VIF--High Yield Fund                  VAN ECK WORLDWIDE INSURANCE TRUST
   [] INVESCO VIF--Equity Income Fund                  [] Worldwide Bond Fund
   [] INVESCO VIF--Financial Services Fund             [] Worldwide Emerging Markets Fund
   [] INVESCO VIF--Health Sciences Fund                [] Worldwide Hard Assets Fund
   [] INVESCO VIF--Real Estate                         [] Worldwide Real Estate Fund
      Opportunity Fund
   [] INVESCO VIF--Technology Fund                       Please read this prospectus
   [] INVESCO VIF--Telecommunications Fund          carefully before investing and keep it
                                                    on file for future reference. It
JANUS ASPEN SERIES                                  contains important information about the
   [] Aggressive Growth Portfolio                   group fixed and variable annuity
   [] Growth Portfolio                              contracts issued by Conseco Variable.
   [] Worldwide Growth Portfolio
                                                         To learn more about the Contracts,
LAZARD RETIREMENT SERIES, INC.                      you can obtain a copy of the Statement
   [] Lazard Retirement Equity Portfolio            of Additional Information (SAI) dated
   [] Lazard Retirement Small Cap Portfolio         May 1, 2001. The SAI has been filed with
                                                    the Securities and Exchange Commission
LORD ABBETT SERIES FUND, INC.                       (SEC) and is legally a part of this
   [] Growth and Income Portfolio                   prospectus. The SEC has a Web site
                                                    (http://www.sec.gov) that contains the
MITCHELL HUTCHINS SERIES TRUST                      SAI, material incorporated by reference,
(NOT AVAILABLE FOR NEW SALES AS OF MAY 1, 2001)     and other information regarding
   [] Growth and Income Portfolio                   companies that file electronically with
                                                    the SEC. The Table of Contents of the
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST          SAI is on Page 34 of this prospectus.
   [] Limited Maturity Bond Portfolio               For a free copy of the SAI, call us or
   [] Partners Portfolio                            write to us at the address or telephone
   [] Midcap Growth Portfolio                       number given above.

PIONEER VARIABLE CONTRACTS TRUST, CLASS II SHARES   THE CONTRACTS:
   [] Pioneer Fund VCT Portfolio                       [] ARE NOT BANK DEPOSITS
   [] Pioneer Equity-Income VCT Portfolio              [] ARE NOT FEDERALLY INSURED
   [] Pioneer Europe VCT Portfolio                     [] ARE NOT ENDORSED BY ANY BANK OR
                                                          OVERNMENT AGENCY
RYDEX VARIABLE TRUST                                   [] ARE NOT GUARANTEED AND MAY BE SUBJECT TO
   [] OTC Fund                                            LOSS OF PRINCIPAL.
   [] Nova Fund
   [] U.S. Government Money Market Fund

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2001 ACCOUNT C
                                                                   GROUP ANNUITY
--------------------------------------------------------------------------------

TABLE OF CONTENTS
                                                                            PAGE
DEFINITIONS .................................................................  5
SUMMARY .....................................................................  5
FEE TABLE ...................................................................  7
CONSECO VARIABLE, THE VARIABLE ACCOUNT AND INVESTMENT OPTIONS ............... 18
  Conseco Variable .......................................................... 18
  The Variable Account ...................................................... 18
  Investment Options ........................................................ 19
     Voting Rights .......................................................... 22
     Fixed Account .......................................................... 22
THE CONTRACT ................................................................ 22
ACCUMULATION PROVISIONS ..................................................... 22
  Purchase Payments ......................................................... 22
  Allocation of Purchase Payments ........................................... 22
  Accumulation Units ........................................................ 23
     Accumulation Unit Values ............................................... 23
  Transfers ................................................................. 23
  Dollar Cost Averaging ..................................................... 24
  Rebalancing ............................................................... 24
  Asset Allocation Program .................................................. 24
  Sweeps .................................................................... 24
  Withdrawals ............................................................... 25
  Suspension of Payments .................................................... 25
  Restrictions Under Optional Retirement Programs ........................... 25
  Restrictions Under Section 403(b) Plans ................................... 25
  Conversion to Individual Contract Upon Termination in Plan ................ 26
  Systematic Withdrawal Plan ................................................ 26
  Loans ..................................................................... 26
CHARGES AND DEDUCTIONS ...................................................... 26
  Withdrawal Charge ......................................................... 26
  Administrative Charge ..................................................... 27
  Mortality and Expense Risk Charge ......................................... 27
  Premium Taxes ............................................................. 28
  Fund Expenses ............................................................. 28
  Reduction or Elimination of Contract Charges .............................. 28
  Other Charges ............................................................. 28
DEATH BENEFITS .............................................................. 28
THE ANNUITY PERIOD .......................................................... 29
  Optional Annuity Period Elections ......................................... 29
  Annuity Options ........................................................... 29
  Transfers During the Annuity Period ....................................... 30
  Death Benefit Amount During the Annuity Period ............................ 31

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TABLE OF CONTENTS (CONT'D)
                                                                            PAGE
FEDERAL TAX STATUS........................................................... 31
  Annuity Contracts in General............................................... 31
  Qualified and Non-Qualified Contracts...................................... 31
  Withdrawals--Non-Qualified Contracts....................................... 31
  Withdrawals--Qualified Contracts........................................... 32
  Withdrawals--Tax-Sheltered Annuities....................................... 32
  Taxation of Death Benefits................................................. 32
  Diversification............................................................ 32
  Investor Control........................................................... 32
INTERNAL APPEALS PROCEDURES.................................................. 33
GENERAL MATTERS.............................................................. 33
  Performance Information.................................................... 33
  Distribution of Contracts.................................................. 33
  Legal Proceedings.......................................................... 33
TABLE OF CONTENTS OF THE SAI................................................. 34
APPENDIX A--CONDENSED FINANCIAL INFORMATION.................................. 35
APPENDIX B--MORE INFORMATION ABOUT THE FUNDS................................. 41

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2001 ACCOUNT C
                                                                   GROUP ANNUITY
--------------------------------------------------------------------------------

DEFINITIONS

   ACCUMULATION PERIOD: The period before the commencement of Annuity Payments during which you can make Purchase Payments.

   ACCUMULATION UNIT: An accounting unit of measure we use to calculate the value of your Contract during the Accumulation Period.

   ANNUITANT: The named individual upon whose life Annuity Payments are based.

   ANNUITY PAYMENTS: A series of income payments we make under an annuity option.

   ANNUITY PERIOD: The period during which we make Annuity Payments.

   CONTRACT OWNER: The entity to which the group Contract is issued, usually the employer. You are a Participant in the group and will receive a certificate evidencing your ownership. References to "you" and "your" in this prospectus refer to you as the Participant.

   CONTRACT VALUE: The total value of your values held under the Contract in each Investment Option of the Variable Account plus the Fixed Account.

   CODE: Internal Revenue Code of 1986, as amended.

   FIXED ACCOUNT: The general account of Conseco Variable. You may choose to allocate Purchase Payments and Contract Value to the Fixed Account. It provides guaranteed values and periodically adjusted interest rates.

   FUND: The underlying mutual funds (or portfolio of a mutual fund) which the sub-accounts of the Variable Account invest in.

   INDIVIDUAL ACCOUNT: The record we establish to represent your interest as a Participant in an Investment Option during the Accumulation Period.

   INVESTMENT OPTIONS: The investment choices available to Contract Owners.

   PARTICIPANT: Any eligible person participating in a Plan and for whom an Individual Account is established. References to "you" and "your" in this prospectus refer to you as the Participant.

   PLAN: A voluntary program for an employer that qualifies for special tax treatment.

   PURCHASE PAYMENTS: The purchase payments made to Conseco Variable under the terms of the Contract.

   VALUATION PERIOD: The period of time from the end of one business day of the New York Stock Exchange to the end of the next business day.

   VARIABLE ACCOUNT: The separate account we established known as Conseco Variable Annuity Account C. Prior to May 1, 1999, it was known as Great American Reserve Variable Annuity Account C. The Variable Account is divided into sub-accounts.

SUMMARY
   THE CONTRACT: The Contract described in this prospectus is a flexible Purchase Payment group variable annuity contract. The Contract provides a way for you to invest on a tax-deferred basis in the sub-accounts of Conseco Variable Annuity Account C ("Variable Account"). Your investments in the Variable Account Investment Options are not guaranteed. You could lose your money. The Contract also offers you a Fixed Account option.

   The Contract provides for the accumulation of Contract Values and the payment of annuity benefits on a variable and/or fixed basis. In general, this prospectus describes only the variable portion of the Contract.

   RETIREMENT PLANS: The Contract may be issued pursuant to Plans qualifying for special income tax treatment under the Code. Examples of the Plans qualifying for special tax treatment are: tax-sheltered annuities (TSAs) and state and local government deferred compensation plans. (See "Federal Tax Status.")

   PURCHASE PAYMENTS: You may make Purchase Payments on a flexible basis. This means that you can make payments at any time you like during the Accumulation Period.

   o The minimum for the initial Purchase Payment is $10 and for each subsequent Purchase Payment is $10 per month.

   o If your Purchase Payment is more than $2,000,000, it requires our prior approval.

   INVESTMENT OPTIONS: You can allocate your Purchase Payment to the Fixed Account of Conseco Variable or the Variable Account Investment Options.

   The portion of your Contract Value allocation to the Variable Account Investment Options will reflect the Investment performance of the Funds you select.

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   TRANSFERS: During the Accumulation Period, you may make transfers among the
Variable Account Investment Options and from the Variable Account Investment Options to the Fixed Account Investment Option without charge. Subject to certain limitations, you may also transfer amounts from the Fixed Account Investment Option to the Variable Account Investment Options. You may transfer from the Fixed Account once in any three-month period subject to a limit of 20% of the Fixed Account value. You may also make transfers under certain programs we offer known as the dollar cost averaging program, sweep program, and rebalancing.

   During the Annuity Period, you may not make transfers from a variable annuity to a fixed annuity or from a fixed annuity to a variable annuity. Conseco Variable may impose certain additional limitations on transfers.

   WITHDRAWALS: You may make withdrawals from your Contract. We may impose a withdrawal charge and an annual contract fee ("administrative fee") when you make a withdrawal. You may also make withdrawals pursuant to the systematic withdrawal plan. A withdrawal may be subject to income taxes and tax penalties. In addition, certain restrictions apply to withdrawals from TSA Contracts.

   LOANS: Under certain circumstances, you may make loans from your Contract.

   DEATH BENEFIT: Generally, if the Participant dies during the Accumulation Period, Conseco Variable will pay a death benefit (less any outstanding loans) to the beneficiary.

   ANNUITY PAYMENTS: We offer a variety of fixed and variable annuity options which you can select to receive your Annuity Payments. Your Annuity Payments will begin during the Annuity Period. You can select the date when Annuity Payments begin, the frequency of the payments and the annuity option.

   TEN-DAY REVIEW: If you cancel the Contract within 10 days after receiving it (or whatever period is required in your state) we will refund your Purchase Payment, unless a different amount is required by state law.

   TAXES: For TSA Contracts, you can only make withdrawals of amounts attributable to contributions you made pursuant to a salary reduction agreement (as defined in the Code) under the following circumstances:

   (i)   when you attain age 59 1/2;

   (ii)  when you separate from service;

   (iii) when you die;

   (iv)  if you become disabled;

   (v)   in the case of hardship; or

   (vi) made pursuant to a qualified domestic relations order, if otherwise permitted.

   Withdrawals for hardship are restricted to a portion of the Contract Value which represents contributions made and does not include any investment results.

   Your earnings are not taxed until you take them out. If you take money out during the Accumulation Period, earnings come out first and are taxed as income. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings.

   Payments during the Annuity Period are considered partly a return of your original investment. That part of each payment is not taxable as income. If your Contract was purchased under a tax-qualified plan, your payments may be fully taxable.

CHARGES AND DEDUCTIONS:

   o Each year Conseco Variable deducts an Annual Contract Fee (also referred to as an "Administrative Fee") from your Contract. The amount of the fee is equal to $15.

   o Conseco Variable deducts a Mortality and Expense Risk Fee (referred to as a "margin deduction" in the Contract) which is equal, on an annual basis, to 1.00% of the average daily net assets of the Variable Account.

   o If you take money out of the Contract, Conseco Variable may assess a surrender fee (withdrawal charge). The charge ranges from 5% to 0%.

   o You may be assessed a premium tax charge which generally ranges from 0%-3.5%, depending on the state.

   o As with other professionally managed investments, there are also investment charges which currently range from .26% to 3.23%, on an annual basis, of the average daily value of the portfolio, depending upon the Variable Account Investment Option you select.

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2001 ACCOUNT C
                                                                   GROUP ANNUITY
--------------------------------------------------------------------------------

CONSECO VARIABLE ANNUITY ACCOUNT C FEE TABLE
--------------------------------------------------------------------------------
CONTRACT OWNER TRANSACTION EXPENSES(1)

Sales Load Imposed on Purchases.......................................     None

Deferred Sales Load (as a percentage of amount redeemed)

                           Completed Annual Contributions
                           Periods for the Individual Account            Charge
                           -------------------------------------         ------
                                Less than 5...........................    5.00%
                                5 but less than 10....................    3.00%
                                10 but less than 15...................    2.00%
                                15 or more............................     None

ANNUAL CONTRACT FEE...................................................      $15

ANNUAL EXPENSES OF VARIABLE ACCOUNT (as a percentage of average account value)
    Mortality and Expense Risk Fees(2)................................    1.00%
    Other Expenses....................................................     None
                                                                         ------
TOTAL ANNUAL EXPENSES OF THE VARIABLE ACCOUNT(2)......................    1.00%
--------------------------------------------------------------------------------
(1)Premium taxes are not shown. Any premium tax due may be deducted from Purchase Payments or from Individual Account Values at the time Annuity Payments begin or at such other time based on our sole discretion. The current range of premium taxes in jurisdictions in which we make the Contracts available is from 0% to 3.5%.

(2)Conseco Variable has guaranteed the total of the investment management fees charged against Conseco Series Trust's Equity, Fixed Income and Money Market Portfolios whose shares are purchased by the Variable Account, plus the mortality and expense risk fee imposed upon the assets of the corresponding sub-accounts of the Variable Account will not exceed 1.44%, on an annual basis, which is the amount that is equal to the total amount of the same charges that would have been imposed under the Contracts had the Combination not occurred. Currently, the Mortality and Expense Risk Fees for the Conseco Series Trust's Equity, Fixed Income, and Money Market sub-accounts are equal to .64%, .74%, and .99%, respectively. (See "Charges and Deductions--Expense Guarantee Agreement".)

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ANNUAL FUND EXPENSES
(as a percentage of the average daily net assets of a portfolio)

                                                                                                                   TOTAL ANNUAL
                                                                                              OTHER EXPENSES        PORTFOLIO
                                                                                              (AFTER EXPENSE         EXPENSES
                                                                                              REIMBURSEMENT,      (AFTER EXPENSE
                                                                                                  IF ANY,         REIMBURSEMENT,
                                                                         MANAGEMENT   12B-1     FOR CERTAIN         IF ANY, FOR
                                                                            FEES      FEES      PORTFOLIOS)      CERTAIN PORTFOLIOS)
------------------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST (1) (2) (3)
Conseco 20 Focus Portfolio ...........................................        0.80%     0.25%        0.10%             1.15%
Equity Portfolio .....................................................        0.79%     0.25%        0.06%             1.10%
Balanced Portfolio ...................................................        0.77%     0.25%        0.08%             1.10%
High Yield Portfolio .................................................        0.80%     0.25%        0.10%             1.15%
Fixed Income Portfolio ...............................................        0.63%     0.25%        0.07%             0.95%
Government Securities Portfolio ......................................        0.64%     0.25%        0.06%             0.95%
Money Market Portfolio ...............................................        0.39%        --        0.06%             0.45%

THE ALGER AMERICAN FUND
Alger American Growth Portfolio ......................................        0.75%        --        0.04%             0.79%
Alger American Leveraged AllCap Portfolio ............................        0.85%        --        0.05%             0.90%
Alger American MidCap Growth Portfolio ...............................        0.80%        --        0.04%             0.84%
Alger American Small Capitalization Portfolio ........................        0.85%        --        0.05%             0.90%

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. (4)
VP Income & Growth Fund ..............................................        0.70%        --        0.00%             0.70%
VP International Fund ................................................        1.23%        --        0.00%             1.23%
VP Value Fund ........................................................        1.00%        --        0.00%             1.00%

BERGER INSTITUTIONAL PRODUCTS TRUST (5)
Berger IPT--Growth Fund ..............................................        0.75%        --        0.25%             1.00%
Berger IPT--Large Cap Growth  Fund ...................................        0.75%        --        0.15%             0.90%
Berger IPT--Small Company Growth Fund.................................        0.85%        --        0.13%             0.98%
Berger IPT--New Generation Fund ......................................        0.85%        --        0.30%             1.15%
Berger IPT--International Fund .......................................        0.85%        --        0.35%             1.20%

THE DREYFUS SOCIALLY RESPONSIBLE
GROWTH FUND, INC. (INITIAL SHARES) (6)................................        0.75%        --        0.03%             0.78%

DREYFUS STOCK INDEX FUND (INITIAL SHARES) (6) ........................        0.25%        --        0.01%             0.26%

DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES) (6)
Dreyfus VIF Disciplined Stock Portfolio ..............................        0.75%        --        0.06%             0.81%
Dreyfus VIF International Value Portfolio ............................        1.00%        --        0.39%             1.39%

FEDERATED INSURANCE SERIES (7)
Federated High Income Bond Fund II ...................................        0.60%        --        0.19%             0.79%
Federated International Equity Fund II ...............................        0.54%        --        0.71%             1.25%
Federated Utility Fund II ............................................        0.75%        --        0.19%             0.94%
Federated International Small Company Fund II.........................        0.15%        --        1.35%             1.50%

FIRST AMERICAN INSURANCE PORTFOLIOS (8)
First American Large Cap Growth  Portfolio ...........................        0.70%     0.25%        0.10%             1.05%
First American Mid Cap Growth  Portfolio .............................        0.70%     0.25%        0.20%             1.15%

INVESCO VARIABLE INVESTMENT FUNDS, INC. (9)
INVESCO VIF--High Yield Fund .........................................        0.60%        --        0.47%             1.07%
INVESCO VIF--Equity Income Fund ......................................        0.75%        --        0.42%             1.17%
INVESCO VIF--Financial Services Fund..................................        0.75%        --        0.34%             1.09%
INVESCO VIF--Health Sciences Fund.....................................        0.75%        --        0.32%             1.07%
INVESCO VIF--Real Estate Opportunity Fund.............................        0.90%        --        0.83%             1.73%
INVESCO VIF--Technology Fund..........................................        0.72%        --        0.30%             1.02%
INVESCO VIF--Telecommunications Fund..................................        0.75%        --        0.31%             1.06%

JANUS ASPEN SERIES, INSTITUTIONAL SHARES (10)
Aggressive Growth Portfolio ..........................................        0.65%        --        0.01%             0.66%
Growth Portfolio .....................................................        0.65%        --        0.02%             0.67%
Worldwide Growth Portfolio ...........................................        0.65%        --        0.04%             0.69%

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2001 ACCOUNT C
                                                                   GROUP ANNUITY
--------------------------------------------------------------------------------


ANNUAL FUND EXPENSES - CONTINUED
(as a percentage of the average daily net assets of a portfolio)

                                                                                                                   TOTAL ANNUAL
                                                                                                 OTHER EXPENSES      PORTFOLIO
                                                                                                 (AFTER EXPENSE      EXPENSES
                                                                                                 REIMBURSEMENT,   (AFTER EXPENSE
                                                                                                     IF ANY,      REIMBURSEMENT,
                                                                         MANAGEMENT      12B-1     FOR CERTAIN      IF ANY, FOR
                                                                            FEES         FEES      PORTFOLIOS)  CERTAIN PORTFOLIOS)
-----------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES, INC. (11)
Lazard Retirement Equity Portfolio ...................................       0.75%        0.25%        0.25%           1.25%
Lazard Retirement Small Cap Portfolio ................................       0.75%        0.25%        0.25%           1.25%

LORD ABBETT SERIES FUND, INC.
Growth and Income Portfolio ..........................................       0.50%           --        0.37%           0.87%

MITCHELL HUTCHINS SERIES TRUST
Growth and Income Portfolio ..........................................       0.70%           --        0.44%           1.14%

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Limited Maturity Bond Portfolio ......................................       0.65%           --        0.11%           0.76%
Partners Portfolio ...................................................       0.82%           --        0.10%           0.92%
Midcap Growth Portfolio ..............................................       0.84%           --        0.14%           0.98%

PIONEER VARIABLE CONTRACTS TRUST, CLASS II SHARES
Pioneer Fund VCT Portfolio............................................       0.65%        0.25%        0.03%           0.93%
Pioneer Equity-Income VCT Portfolio...................................       0.65%        0.25%        0.06%           0.96%
Pioneer Europe VCT Portfolio (12).....................................       0.95%        0.25%        0.50%           1.70%

RYDEX VARIABLE TRUST
OTC Fund .............................................................       0.75%           --        0.71%           1.46%
Nova Fund ............................................................       0.75%           --        0.67%           1.42%
U.S. Government Money Market Fund.....................................       0.50%           --        0.64%           1.14%

SELIGMAN PORTFOLIOS, INC. (13)
Seligman Communications and Information Portfolio (Class 2) ..........       0.75%        0.25%        0.12%           1.12%
Seligman Global Technology Portfolio (Class 2) .......................       1.00%        0.15%        0.40%           1.55%

STRONG OPPORTUNITY FUND II, INC. (14)
Opportunity Fund II ..................................................       1.00%           --        0.11%           1.11%

STRONG VARIABLE INSURANCE FUNDS, INC. (15)
Strong Mid Cap Growth Fund II ........................................       1.00%           --        0.15%           1.15%

VAN ECK WORLDWIDE INSURANCE TRUST (16)
Worldwide Bond Fund ..................................................       1.00%           --        0.15%           1.15%
Worldwide Emerging Markets Fund ......................................       1.00%           --        0.26%           1.26%
Worldwide Hard Assets Fund ...........................................       1.00%           --        0.14%           1.14%
Worldwide Real Estate Fund ...........................................       1.00%           --        0.45%           1.45%

--------------------------------------------------------------------------------


EXPLANATION OF FEE TABLE:

   The purpose of the Fee Table is to show you the various Contract expenses you will pay directly or indirectly. The Fee Table reflects expenses of the Variable Account as well as the Funds.

   (1) The Adviser, Conseco Capital Management, Inc., and the Administrator, Conseco Services, LLC, have contractually agreed to waive a portion of their fees and/or pay a portion of the Portfolio's expenses through 4/30/02 to ensure that total annual operating expenses do not exceed: 1.15% for the Conseco 20 Focus and High Yield Portfolios; 1.10% for the Equity and Balanced Portfolios; 0.95% for the Fixed Income and Government Securities Portfolio; and 0.45% for the Money Market Portfolio.

   (2) Conseco Capital Management, Inc., in order to meet the expense limitations above, has waived its management fees in excess of the annual rate set forth above. Absent such waivers, the management fees would be 0.85% for the Conseco 20 Focus and High Yield Portfolios; 0.80% for the Equity and Balanced Portfolios; and 0.65% for the Fixed Income, Government Securities and Money Market Portfolios.

   (3) Expense information has been restated to reflect the new 12b-1 Distribution Fees.

   (4) The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as the fund's assets increase.

   (5) The Funds' investment advisers have agreed to waive their advisory fee and reimburse the Funds for additional expenses to the extent that normal operating expenses in any fiscal year, including the investment advisory fee but excluding brokerage commissions, interest, taxes and extraordinary expenses, of each of the Berger IPT--Growth Fund and the Berger IPT--Large Cap Growth Fund exceed 1.00%, the normal operating expenses in any fiscal year of each of the Berger IPT--Small Company Growth Fund and the Berger IPT-- New Generation Fund exceed 1.15%, and the normal operating expenses of the Berger IPT--International Fund exceed 1.20% of the respective Fund's average daily net assets. Absent the waiver and reimbursement, Other Expenses for the Berger IPT--Growth Fund, the Berger IPT--New Generation Fund, the Berger IPT--Large Cap Growth Fund, the Berger IPT--Small Company Growth Fund and the Berger IPT--International Fund would have been 0.55%, 2.67%, 0.15%, 0.13% and 1.27%, respectively, and their Total Annual Portfolio Expenses would have been 1.30%, 3.52%, 0.90%, 0.98%, and 2.12%, respectively. These waivers/reimbursements may not be terminated or amended except by a vote of the Fund's Board of Trustees.

   Effective May 12, 2000, the investment advisory fee charged to the Berger IPT--International Fund was reduced to the following rates of average daily net assets: 0.85% of the first $500 million; 0.80% of the next $500 million; and 0.75% of all amounts in excess of $1 billion. The amounts shown reflect the restated advisory fee.

   (6) The expenses for the investment portfolios are for the fiscal year ended December 31, 2000. Actual expenses in future years may be higher or lower than those indicated in the fee table.

   (7) Absent a voluntary waiver of the management fee and the voluntary reimbursement of certain other operating expenses by Federated Global Investment Management Corp., the Management Fee and Total Annual Portfolio Expenses for International Equity Fund II would have been 0.75% and 1.46%, respectively.

   (8) U.S. Bancorp Piper Jaffray Asset Management intends to waive management fees or otherwise pay other expenses during the current fiscal year so that the total operating expenses do not exceed 1.05% and 1.15%, respectively, for Class 1B shares of First American Large Cap Growth Portfolio and First American Mid Cap Growth Portfolio. Fee waivers may be discontinued at any time.

   (9) The Fund's actual Other Expenses and Total Operating Expenses were lower than the figures shown, because their custodian fees were reduced under an expense offset arrangement. Certain expenses of the Fund were voluntarily absorbed by INVESCO pursuant to a commitment to the Fund and INVESCO. This commitment may be changed at any time following the consultation of the Board of Directors. After absorption, the Fund's Other Expenses and Total Annual Fund Operating Expenses were 0.83% and 1.73%, respectively.

   (10) Expenses are based upon expenses for the fiscal year ended December 31, 2000, restated to reflect a reduction in the management fee for Growth, Aggressive Growth and Worldwide Growth Portfolios. All expenses are shown without the effect of expense offset arrangements.

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2001 ACCOUNT C
                                                                   GROUP ANNUITY
--------------------------------------------------------------------------------

   (11) Effective January 1, 2000, Lazard Asset Management, the Fund's investment adviser voluntarily agreed to reimburse all expenses through December 31, 2000 to the extent total annual portfolio expenses exceed in any fiscal year 1.25% of the Portfolio's average daily net assets. Absent such an agreement with the adviser, the total annual portfolio expenses for the year ended December 31, 2000 would have been 5.07% for the Lazard Retirement Equity Portfolio and 2.76% for the Lazard Retirement Small Cap Portfolio.

   (12) Expenses are estimated for the fiscal year ended December 31, 2001, and reflect the expense limitation in effect through December 31, 2001, under which Pioneer Investment Management, Inc. has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce the Portfolio's Class 1 expenses to 1.50% of the average daily net assets attributable to Class 1 shares. The portion of the portfolio's expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class 1 shares. Absent this arrangement, the management fee would be 1.00% and the estimated total annual operating expenses of the Portfolio's Class II shares would be 1.75%.

   (13) The amounts of the Management and 12b-1 Fees and Other Expenses are annualized expenses for the period ended December 31, 2000. Seligman Communications and Information Portfolio and Seligman Global Technology Portfolio began offering Class 2 shares charging 12b-1 fees effective May 1, 2000.

   (14) Strong Capital Management, Inc., the fund's advisor of the Strong Opportunity Fund II is currently absorbing expenses of 0.07%. Without these absorptions, the expenses would have been 1.18% for the year ended December 31, 2000. The Advisor has no current intention to, but may in the future, discontinue or modify any waiver of fees or absorption of expenses at its discretion with appropriate notification to its shareholders.

   (15) Strong Capital Management, Inc., the fund's adviser of the Strong Mid Cap Growth Fund II is currently absorbing expenses of 0.01%. Without these absorptions, the expenses would have been 1.16% for the year ended December 31, 2000. The Adviser has no current intention to, but may in the future, discontinue or modify any waiver of fees or absorption of expenses at its discretion with appropriate notification to its shareholders.

   (16) Operating Expenses for the Worldwide Hard Assets Fund, the Worldwide Emerging Markets Fund and the Worldwide Real Estate Fund were reduced by a brokerage agreement where the Funds direct certain portfolio trades to a broker that, in return, pays a portion of the Funds' operating expenses. The Adviser agreed to assume expenses on the Worldwide Emerging Markets Fund and the Worldwide Real Estate Fund exceeding 1.30% and 1.50%, respectively, of average daily net assets except Interest, taxes, brokerage commissions and extraordinary expenses for the year ended December 31, 2000. Without such absorption, Other Expenses were 0.16% for the Worldwide Hard Assets Fund, 0.33% for the Worldwide Emerging Markets Fund and 1.27% for the Worldwide Real Estate Fund for the year ended December 31, 2000 and Total Expenses were 1.16%, 1.33% and 2.27%, respectively.

EXAMPLES:

   o Please remember that the examples that follow should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return is not an estimate or a guarantee of future investment performance.

   o This Contract is designed for retirement planning. Surrenders prior to the Annuity Period are not consistent with the long-term purposes of the Contract and the applicable tax laws.

   o The table reflects estimates of expenses of the Variable Account and the Funds. The table and examples assume the highest deductions possible under a Contract, whether or not such deductions actually would be made under your Contract.

   o Annual contract charges have been approximated as a .07% annual asset charge.

--------------------------------------------------------------------------------

EXAMPLES:
 EXAMPLE 1--Assuming surrender at the end of the periods shown: Avg Size: 40,000 You would pay the following expenses on a $1,000 investment, assuming 5%
annual return on assets:

                         FUND                                           1 YEAR     3 YEARS  5 YEARS  10 YEARS
-------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST
Conseco 20 Fund Portfolio .........................................      $72.92   $119.23   $168.15   $282.86
Equity Portfolio ..................................................       72.42    117.72    165.62    277.75
Balanced Portfolio ................................................       72.42    117.72    165.62    277.75
High Yield Portfolio ..............................................       72.92    119.23    168.15    282.86
Fixed Income Portfolio ............................................       70.92    113.19    158.01    262.30
Government Portfolio ..............................................       70.92    113.19    158.01    262.30
Money Market Portfolio ............................................       65.92     97.98    132.31    209.14

THE ALGER AMERICAN FUND
Alger American Growth Portfolio ...................................       69.32    108.34    149.84    245.56
Alger American Leveraged Allcap Portfolio .........................       70.42    111.67    155.47    257.09
Alger American MidCap Growth Portfolio ............................       69.82    109.86    152.40    250.82
Alger American Small Capitalization Portfolio .....................       70.42    111.67    155.47    257.09

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
American Century Growth And Income Portfolio ......................       68.42    105.60    145.23    236.04
American Century International Fund ...............................       73.72    121.64    172.18    290.97
American Century Value Fund .......................................       71.42    114.70    160.55    267.47

BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT--Growth Fund ...........................................       71.42    114.70    160.55    267.47
Berger IPT--Large Cap Growth Fund .................................       70.42    111.67    155.47    257.09
Berger IPT--Small Company Growth Fund .............................       71.22    114.10    159.54    265.41
Berger IPT--New Generation Fund ...................................       73.42    120.73    170.67    287.93
Berger IPT--International Fund ....................................       73.42    120.73    170.67    287.93

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (Initial Shares)       69.22    108.03    149.33    244.51

DREYFUS STOCK INDEX FUND (Initial Shares) .........................       64.03     92.16    122.40    188.26

DREYFUS VARIABLE INVESTMENT FUND, INC.

Dreyfus Disciplined Stock (Initial Shares) ........................       69.52    108.95    150.87    247.67
Dreyfus International Value (Initial Shares) ......................       75.32    126.45    180.20    307.01

FEDERATED INSURANCE SERIES
Federated High Income Bond Fund II ................................       69.32    108.34    149.84    245.56
Federated International Equity Fund II ............................       74.22    123.14    174.69    296.01
Federated Utility Fund II .........................................       70.82    112.89    157.50    261.26
Federated International Small Company Fund II .....................       76.42    129.74    185.69    317.89

FIRST AMERICAN INSURANCE PORTFOLIOS
First American Mid Cap Growth Portfolio ...........................       70.92    113.19    158.01    262.30
First American Large Cap Growth Portfolio .........................       72.92    119.23    168.15    282.86

INVESCO VARIABLE INVESTMENT FUNDS, INC.
Invesco Vif--High Yield ...........................................       72.12    116.82    164.10    274.68
Invesco Vif--Equity Income ........................................       73.12    119.83    169.16    284.89
Invesco Vif--Financial Services Fund ..............................       72.32    117.42    165.12    276.73
Invesco Vif--Health Sciences Fund .................................       72.12    116.82    164.10    274.68
Invesco Vif--Real Estate Opportunity Fund .........................       78.72    136.61    197.08    340.28
Invesco Vif--Technology Fund ......................................       71.62    115.31    161.57    269.54
Invesco Vif--Telecommunications Fund ..............................       72.02    116.51    163.60    273.65

JANUS ASPEN SERIES
Aggressive Growth Portfolio .......................................       68.02    104.39    143.17    231.77
Growth Portfolio ..................................................       68.12    104.69    143.68    232.84
Worldwide Growth Portfolio ........................................       68.32    105.30    144.71    234.97

LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Equity Portfolio ................................       73.92    122.24    173.19    292.99
Lazard Retirement Small Cap Portfolio .............................       73.92    122.24    173.19    292.99

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2001 ACCOUNT C
                                                                   GROUP ANNUITY
--------------------------------------------------------------------------------



                         FUND                                1 YEAR  3 YEARS   5 YEARS  10 YEARS
-------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC
Growth and Income Portfolio ...........................      $70.12   $110.77   $153.93   $253.96

MITCHELL HUTCHINS SERIES TRUST
Growth and Income .....................................       72.82    118.93    167.64    281.84

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Limited Maturity Bond .................................       69.02    107.43    148.31    242.40
Partners Fund .........................................       70.62    112.28    156.48    259.18
Midcap Growth Portfolio ...............................       71.22    114.10    159.54    265.41

PIONEER VARIABLE CONTRACTS TRUST, CLASS II SHARES
Pioneer Fund VCT Portfolio ............................       70.72    112.58    156.99    260.22
Pioneer Equity-Income Vct Portfolio ...................       71.02    113.49    158.52    263.33
Pioneer Europe VCT Portfolio ..........................       78.42    135.71    195.60    337.39

RYDEX VARIABLE TRUST
OTC Fund ..............................................       76.02    128.54    183.70    313.95
Nova Fund .............................................       75.62    127.34    181.70    309.99
U.S. Government Money Market Fund .....................       72.82    118.93    167.64    281.84

SELIGMAN PORTFOLIOS, INC
Seligman--Communications And Information Fund (Class 2)       72.62    118.32    166.63    279.80
Seligman--Global Technology (Class 2) .................       76.92    131.24    188.17    322.80

STRONG OPPORTUNITY FUND II, INC.
Strong Opportunity Fund II ............................       72.52    118.02    166.13    278.78
Strong Growth Fund II .................................       72.92    119.23    168.15    282.86

VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Bond Fund ...................................       73.62    121.34    171.68    289.96
Worldwide Emerging Markets Fund .......................       76.82    130.94    187.68    321.82
Worldwide Hard Assets Fund ............................       74.02    122.54    173.69    294.00
Worldwide Real Estate Fund ............................       93.70    180.62    268.76    474.55


   ANNUAL MAINTENANCE CHARGES HAVE BEEN APPROXIMATED AS A 7.0 BASIS POINT ANNUAL ASSET CHARGE.

--------------------------------------------------------------------------------

   EXAMPLE 2--If you annuitize at the end of the time periods:

                         FUND                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST
Conseco 20 Fund Portfolio .........................................      $72.92   $119.23   $118.15   $252.86
Equity Portfolio ..................................................       72.42    117.72    115.62    247.75
Balanced Portfolio ................................................       72.42    117.72    115.62    247.75
High Yield Portfolio ..............................................       72.92    119.23    118.15    252.86
Fixed Income Portfolio ............................................       70.92    113.19    108.01    232.30
Government Portfolio ..............................................       70.92    113.19    108.01    232.30
Money Market Portfolio ............................................       69.32    108.34     99.84    215.56

THE ALGER AMERICAN FUND
Alger American Growth Portfolio ...................................       69.32    108.34     99.84    215.56
Alger American Leveraged Allcap Portfolio .........................       70.42    111.67    105.47    227.09
Alger American Midcap Growth Portfolio ............................       69.82    109.86    102.40    220.82
Alger American Small Capitalization Portfolio .....................       70.42    111.67    105.47    227.09

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
American Century Growth And Income Portfolio ......................       68.42    105.60     95.23    206.04
American Century International Fund ...............................       73.72    121.64    122.18    260.97
American Century Value Fund .......................................       71.42    114.70    110.55    237.47

BERGER INSTITUTIONAL PRODUCTS TRUST
Berger Ipt--Growth Fund ...........................................       71.42    114.70    110.55    237.47
Berger Ipt--Large Cap Growth Fund .................................       70.42    111.67    105.47    227.09
Berger Ipt--Small Company Growth Fund .............................       71.22    114.10    109.54    235.41
Berger Ipt--New Generation Fund ...................................       73.42    120.73    120.67    257.93
Berger Ipt--International Fund ....................................       73.42    120.73    120.67    257.93

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (Initial Shares)       69.22    108.03     99.33    214.51

DREYFUS STOCK INDEX FUND (Initial Shares) .........................       64.03     92.16     72.40    158.26

DREYFUS VARIABLE INVESTMENT FUND, INC .............................
Dreyfus Disciplined Stock (Initial Shares) ........................       69.52    108.95    100.87    217.67
Dreyfus International Value (Initial Shares) ......................       75.32    126.45    130.20    277.01

FEDERATED INSURANCE SERIES
Federated High Income Bond Fund II ................................       69.32    108.34     99.84    215.56
Federated International Equity Fund II ............................       74.22    123.14    124.69    266.01
Federated Utility Fund II .........................................       70.82    112.89    107.50    231.26
Federated International Small Company Fund II .....................       76.42    129.74    135.69    287.89

FIRST AMERICAN INSURANCE PORTFOLIOS
First American Mid Cap Growth Portfolio ...........................       70.92    113.19    108.01    232.30
First American Large Cap Growth Portfolio .........................       72.92    119.23    118.15    252.86

INVESCO VARIABLE INVESTMENT FUNDS, INC.
Invesco Vif--High Yield ...........................................       72.12    116.82    114.10    244.68
Invesco Vif--Equity Income ........................................       73.12    119.83    119.16    254.89
Invesco Vif--Financial Services Fund ..............................       72.32    117.42    115.12    246.73
Invesco Vif--Health Sciences Fund .................................       72.12    116.82    114.10    244.68
Invesco Vif--Real Estate Opportunity Fund .........................       78.72    136.61    147.08    310.28
Invesco Vif--Technology Fund ......................................       71.62    115.31    111.57    239.54
Invesco Vif--Telecommunications Fund ..............................       72.02    116.51    113.60    243.65

JANUS ASPEN SERIES
Aggressive Growth Portfolio .......................................       68.02    104.39     93.17    201.77
Growth Portfolio ..................................................       68.12    104.69     93.68    202.84
Worldwide Growth Portfolio ........................................       68.32    105.30     94.71    204.97

LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Equity Portfolio ................................       73.92    122.24    123.19    262.99
Lazard Retirement Small Cap Portfolio .............................       70.12    110.77    103.93    223.96

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2001 ACCOUNT C
                                                                   GROUP ANNUITY
--------------------------------------------------------------------------------

                         FUND                               1 YEAR    3 YEARS  5 YEARS  10 YEARS
-------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.
Growth and Income Portfolio ...........................      $70.12   $110.77   $103.93   $223.96

MITCHELL HUTCHINS SERIES TRUST
Growth And Income .....................................       72.82    118.93    117.64    251.84

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Limited Maturity Bond .................................       69.02    107.43     98.31    212.40
Partners Fund .........................................       70.62    112.28    106.48    229.18
Midcap Growth Portfolio ...............................       71.22    114.10    109.54    235.41

PIONEER VARIABLE CONTRACTS TRUST, CLASS II SHARES
Pioneer Fund Vct Portfolio ............................       70.72    112.58    106.99    230.22
Pioneer Equity-Income Vct Portfolio ...................       71.02    113.49    108.52    233.33
Pioneer Europe Vct Portfolio ..........................       78.42    135.71    145.60    307.39

RYDEX VARIABLE TRUST
OTC Fund ..............................................       76.02    128.54    133.70    283.95
Nova Fund .............................................       75.62    127.34    131.70    279.99
U.S. Government Money Market Fund .....................       72.82    118.93    117.64    251.84

SELIGMAN PORTFOLIOS, INC.
Seligman--Communications and Information Fund (Class 2)       72.62    118.32    116.63    249.80
Seligman--Global Technology (Class 2) .................       76.92    131.24    138.17    292.80

STRONG OPPORTUNITY FUND II, INC.
Strong Opportunity Fund II ............................       72.52    118.02    116.13    248.78
Strong Growth Fund II .................................       72.92    119.23    118.15    252.86

VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Bond Fund ...................................       73.62    121.34    121.68    259.96
Worldwide Emerging Markets Fund .......................       76.82    130.94    137.68    291.82
Worldwide Hard Assets Fund ............................       74.02    122.54    123.69    264.00
Worldwide Real Estate Fund ............................       93.70    180.62    218.76    444.55

   ANNUAL MAINTENANCE CHARGES HAVE BEEN APPROXIMATED AS A 7.0 BASIS POINT ANNUAL ASSET CHARGE.

--------------------------------------------------------------------------------


   EXAMPLE 3--If you do not surrender your Contract at the end of the time periods:

                         FUND                                            1 YEAR  3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST
Conseco 20 Fund Portfolio ..........................................      $22.20   $68.47   $117.35   $251.93
Equity Portfolio ...................................................       21.70    66.96    114.82    246.83
Balanced Portfolio .................................................       21.70    66.96    114.82    246.83
High Yield Portfolio ...............................................       22.20    68.47    117.35    251.93
Fixed Income Portfolio .............................................       20.20    62.42    107.20    231.36
Government Portfolio ...............................................       20.20    62.42    107.20    231.36
Money Market Portfolio .............................................       22.20    68.47    117.35    251.93

THE ALGER AMERICAN FUND
Alger American Growth Portfolio ....................................       19.70    60.91    104.65    226.15
Alger American Leveraged Allcap Portfolio ..........................       19.70    60.91    104.65    226.15
Alger American MidCap Growth Portfolio .............................       19.10    59.09    101.59    219.87
Alger American Small Capitalization Portfolio ......................       19.70    60.91    104.65    226.15

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC ..........................
American Century Growth and Income Portfolio .......................       17.70    54.83     94.40    205.07
American Century International Fund ................................       23.00    70.88    121.38    260.06
American Century Value Fund ........................................       20.70    63.94    109.75    236.54

BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT--Growth Fund ............................................       20.70    63.94    109.75    236.54
Berger IPT--Large Cap Growth Fund ..................................       19.70    60.91    104.65    226.15
Berger IPT--Small Company Growth Fund ..............................       20.50    63.33    108.73    234.47
Berger IPT--New Generation Fund ....................................       22.70    69.98    119.87    257.02
Berger IPT--International Fund .....................................       22.70    69.98    119.87    257.02

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.  (Initial Shares)       18.50    57.27     98.51    213.55

DREYFUS STOCK INDEX FUND (Initial Shares) ..........................       13.30    41.38     71.56    157.26

DREYFUS VARIABLE INVESTMENT FUND, INC ..............................
Dreyfus Disciplined Stock (Initial Shares) .........................       18.80    58.18    100.05    216.72
Dreyfus International Value (Initial Shares) .......................       24.60    75.69    129.41    276.11

FEDERATED INSURANCE SERIES
Federated High Income Bond Fund II .................................       18.60    57.57     99.03    214.61
Federated International Equity Fund II .............................       23.50    72.38    123.89    265.10
Federated Utility Fund II ..........................................       20.10    62.12    106.69    230.32
Federated International Small Company Fund II ......................       25.70    78.99    134.90    287.00

FIRST AMERICAN INSURANCE PORTFOLIOS
First American Mid Cap Growth Portfolio ............................       20.20    62.42    107.20    231.36
First American Large Cap Growth Portfolio ..........................       22.20    68.47    117.35    251.93

INVESCO VARIABLE INVESTMENT FUNDS, INC.
Invesco Vif--High Yield ............................................       21.40    66.05    113.30    243.75
Invesco VIF--Equity Income .........................................       22.40    69.07    118.36    253.97
Invesco VIF--Financial Services Fund ...............................       21.60    66.66    114.31    245.80
Invesco VIF--Health Sciences Fund ..................................       21.40    66.05    113.30    243.75
Invesco VIF--Real Estate Opportunity Fund ..........................       28.00    85.86    146.30    309.41
Invesco VIF--Technology Fund .......................................       20.90    64.54    110.76    238.60
Invesco VIF--Telecommunications Fund ...............................       21.30    65.75    112.79    242.72

JANUS ASPEN SERIES
Aggressive Growth Portfolio ........................................       17.30    53.62     92.35    200.81
Growth Portfolio ...................................................       17.40    53.92     92.86    201.88
Worldwide Growth Portfolio .........................................       17.60    54.53     93.89    204.01

LAZARD RETIREMENT SERIES, INC ......................................
Lazard Retirement Equity Portfolio .................................       23.20    71.48    122.39    262.08
Lazard Retirement Small Cap Portfolio ..............................       17.40    53.92     92.86    201.88


16
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                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2001 ACCOUNT C
                                                                   GROUP ANNUITY
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
                         FUND                                1 YEAR  3 YEARS   5 YEARS  10 YEARS
--------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC ..........................
Growth and Income Portfolio ...........................      $17.40    $53.92    $92.86   $201.88

MITCHELL HUTCHINS SERIES TRUST
Growth and Income .....................................       22.10     68.17    116.84    250.92

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Limited Maturity Bond .................................       18.30     56.66     97.49    211.44
Partners Fund .........................................       19.90     61.51    105.67    228.24
Midcap Growth Portfolio ...............................       20.50     63.33    108.73    234.47

PIONEER VARIABLE CONTRACTS TRUST, CLASS II SHARES
Pioneer Fund Vct Portfolio ............................       20.00     61.82    106.18    229.28
Pioneer Equity-Income VCT Portfolio ...................       20.30     62.73    107.71    232.40
Pioneer Europe Vct Portfolio ..........................       27.70     84.97    144.82    306.52

RYDEX VARIABLE TRUST
OTC Fund ..............................................       25.30     77.79    132.91    283.06
Nova Fund .............................................       24.90     76.59    130.91    279.09
U.S. Government Money Market Fund .....................       22.10     68.17    116.84    250.92

SELIGMAN PORTFOLIOS, INC.
Seligman--Communications and Information Fund (Class 2)       21.90     67.56    115.83    248.87
Seligman--Global Technology (Class 2) .................       26.20     80.49    137.39    291.92

STRONG OPPORTUNITY FUND II, INC.
Strong Opportunity Fund II ............................       21.80     67.26    115.32    247.85
Strong Growth Fund II .................................       22.20     68.47    117.35    251.93

VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Bond Fund ...................................       22.90     70.58    120.88    259.04
Worldwide Emerging Markets Fund .......................       26.10     80.19    136.89    290.94
Worldwide Hard Assets Fund ............................       23.30     71.78    122.89    263.08
Worldwide Real Estate Fund ............................       43.00    129.91    218.03    443.80

ANNUAL MAINTENANCE CHARGES HAVE BEEN APPROXIMATED AS A 7.0 BASIS POINT ANNUAL ASSET CHARGE.





                                                                              17
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CONSECO VARIABLE, THE VARIABLE ACCOUNT AND INVESTMENT OPTIONS

CONSECO VARIABLE

   Conseco Variable Insurance Company ("Conseco Variable" or the "Company") was originally organized in 1937. Prior to October 7, 1998, the Company was known as Great American Reserve Insurance Company. The Company is principally engaged in the life insurance business in 49 states and the District of Columbia. Conseco Variable is a stock company organized under the laws of the state of Texas and is an indirect wholly-owned subsidiary of Conseco, Inc. Conseco, Inc. is a publicly held financial services holding company and is one of middle America's leading sources for investment, insurance and lending products. Through its subsidiaries, Conseco, Inc. is one of the nation's leading providers of supplemental health insurance, retirement annuities and universal life insurance.

CONTRACT OWNER INQUIRIES

   You should direct any inquiries you have regarding your Individual Account, the Contracts, or any related matter to the Company's Variable Annuity Department at the address and telephone number shown under "Administrative Office" on page 1 of this prospectus.

FINANCIAL STATEMENTS

   The financial statements of Conseco Variable and the Variable Account are contained in the Statement of Additional Information. You should consider the financial statements of Conseco Variable only as bearing upon the ability of Conseco Variable to meet its obligations under the Contracts. Neither the assets of Conseco Variable nor those of any company in the Conseco Variable group of companies other than Conseco Variable support these obligations.

THE VARIABLE ACCOUNT

   The Variable Account was originally established in 1980 by Voyager Life Insurance Company. The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act").

   At a combined Special Meeting held on December 14, 1992, the Contract Owners and participants in the Variable Account, Great American Reserve Variable Annuity Account Fund ("Annuity Fund") and Great American Reserve Variable

   Annuity Account D ("Account D") approved an Agreement and Plan of Reorganization and the reorganization (the "Combination") of the Variable Account, Annuity Fund, and Account D. On May 1, 1993, the effective date of the Combination, Variable Account, Annuity Fund and Account D were combined and restructured into a single continuing unit investment trust separate account investing exclusively in shares of the Conseco Series Trust, and the Variable Account became the continuing separate account. Also on May 1, 1993, all of the sub-account assets of the Variable Account, including those of Annuity Fund and Account D, were sold, assigned and transferred to the Equity (formerly, Common Stock), Fixed Income (formerly, Corporate Bond) and Money Market Portfolios of Conseco Series Trust. In exchange for such assets, shares of the Equity, Fixed Income and Money Market Portfolios were issued to the Equity sub-account, Fixed Income sub-account and Money Market sub-account of restructured Variable Account, respectively.

   The respective interests of Contract Owners and participants immediately after the Combination were equal to their former interests in the Variable Account, Annuity Fund or Account D, as the case may be, immediately before the Combination. Prior to the Combination, Variable Account, Annuity Fund and Account D had been operated by Conseco Variable as managed separate accounts investing directly in securities. As a result of the Combination, the Variable Account invests in shares of Conseco Series Trust. The Variable Account also invests in shares of other Funds.

   Prior to May 1, 1999, the Variable Account was known as Great American Reserve Variable Annuity Account C. Registration under the 1940 Act does not involve the supervision by the SEC of the management or investment policies or practices of the Variable Account. The Variable Account is regulated by the Insurance Department of Texas. Regulation by the state, however, does not involve any supervision of the Variable Account, except to determine compliance with broad statutory criteria.

   The assets of the Variable Account are held in Conseco Variable's name on behalf of the Variable Account and legally belong to Conseco Variable. However, those assets that underlie the Contracts are not available to be used to pay the liabilities arising out of any other business Conseco Variable may conduct. All the income, gains and losses (real-

18

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                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2001 ACCOUNT C
                                                                   GROUP ANNUITY
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ized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other contracts Conseco Variable may issue.

   The Variable Account is divided into sub-accounts. Each sub-account invests in shares of one of the Funds.

   Conseco Variable has also reserved the right, subject to compliance with the law as currently applicable or subsequently changed:

   (a) to operate the Variable Account in any form permitted under the 1940 Act or in any other form permitted by law; (b)to take any action necessary to comply with or obtain and continue any exemptions from the 1940 Act or to comply with any other applicable law;

   (c) to transfer any assets in any sub-account to another sub-account, or to one or more separate investment accounts, or to Conseco Variable's Fixed Account; or to add, combine or remove sub-accounts in the Variable Account;

   (d) to substitute shares of a Fund for shares of another Fund (with prior approval of the Securities and Exchange Commission); and

   (e) to change the way Conseco Variable assesses charges, so long as the aggregate amount is not increased beyond that currently charged to the Variable Account and the portfolios in connection with the Contract.

INVESTMENT OPTIONS

   The Contract currently offers 59 Variable Account Investment Options which invest in the Funds listed below. You bear the investment risk for amounts you allocate to the Variable Account Investment Options. We may make additional Investment Options available in the future.

   You should read the prospectuses for these Funds carefully. Copies of these prospectuses will be sent to you with your Contract. If you would like a copy of the Fund prospectuses, call Conseco Variable at: (800) 557-7043. See Appendix B which contains a summary of investment objectives and strategies for each portfolio.

   The investment objectives and policies of certain of the Funds are similar to the investment objectives and policies of other mutual funds that certain of the investment advisers manage. Although the objectives and policies may be similar, the invest ment results of the Funds may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the Funds have the same investment advisers.

   A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow. Appendix B contains more information about the Funds.

CONSECO SERIES TRUST

   Conseco Series Trust is a mutual fund with multiple portfolios. Conseco Series Trust is managed by Conseco Capital Management, Inc., an affiliate of Conseco Variable. The following portfolios are available under the Contract:

   Conseco 20 Focus Portfolio
   Equity Portfolio
   Balanced Portfolio
   High Yield Portfolio
   Fixed Income Portfolio
   Government Securities Portfolio
   Money Market Portfolio

THE ALGER AMERICAN FUND

   The Alger American Fund is a mutual fund with multiple portfolios. Fred Alger Management, Inc. serves as the Fund's investment adviser. The following portfolios are available under the Contract:

   Alger American Growth Portfolio
   Alger American Leveraged AllCap Portfolio
   Alger American MidCap Growth Portfolio
   Alger American Small Capitalization Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

   American Century Variable Portfolios, Inc. is a series of funds managed by American Century Investment Management, Inc. The following portfolios are available under the Contract:

   VP Income & Growth Fund
   VP International Fund
   VP Value Fund

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BERGER INSTITUTIONAL PRODUCTS TRUST

   Berger Institutional Products Trust is a mutual fund with multiple portfolios. Berger LLC is the investment adviser to all portfolios. The following companies provide investment management and administrative services to the Funds. The advisory fees paid to them for the most recent fiscal year are shown in the following table as a percentage of each Fund's average daily net assets. Berger LLC serves as investment adviser, sub-adviser or administrator to mutual funds and institutional investors. Berger LLC has been in the investment advisory business for 26 years. When acting as investment adviser, Berger LLC is responsible for managing the investment operations of the Funds. Berger LLC also provides administrative services to the Funds. Bank of Ireland Asset Management (U.S.) Limited (BIAM) serves as investment adviser or sub-adviser to pension and profit-sharing plans and other institutional investors and mutual funds. Bank of Ireland's investment management group was founded in 1966. As sub-adviser, BIAM provides day-to-day management of the investment operations of the Berger IPT--International Fund. The following portfolios are available under the
Contract:

   Berger IPT--Growth Fund
    (formerly, Berger IPT--100 Fund)
   Berger IPT--Large Cap Growth Fund
    (formerly, Berger IPT--Growth and Income Fund)
   Berger IPT--Small Company Growth Fund
   Berger IPT--New Generation Fund
   Berger IPT--International Fund

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (Initial Shares)

   The Dreyfus Socially Responsible Growth Fund, Inc. is managed by The Dreyfus Corporation. Dreyfus has hired NCM Capital Management Group, Inc. to serve as sub-investment adviser and to provide day-to-day management of the Fund's investments.

DREYFUS STOCK INDEX FUND (Initial Shares)

   The Dreyfus Corporation serves as the Fund's manager. Dreyfus has hired its affiliate, Mellon Equity Associates, to serve as the Fund's index fund manager and to provide day-to-day management of the Fund's investments.

DREYFUS VARIABLE INVESTMENT FUND (Initial Shares)

   The Dreyfus Variable Investment Fund is a mutual fund with multiple portfolios. The Dreyfus Corporation serves as the investment adviser. The following portfolios are available under the Contract:

   Dreyfus VIF--Disciplined Stock Portfolio
   Dreyfus VIF--International Value Portfolio

FEDERATED INSURANCE SERIES

   Federated Insurance Series is a mutual fund with multiple portfolios. Federated Investment Management Company is the investment adviser of the Federated High Income Bond Fund II and the Federated Utility Fund II. Federated Global Investment Management Corp. is the adviser of the Federated International Equity Fund II and the Federated International Small Company Fund II. The following portfolios are available under the Contract:

   Federated High Income Bond Fund II
   Federated International Equity Fund II
   Federated Utility Fund II
   Federated International Small Company Fund II

FIRST AMERICAN INSURANCE PORTFOLIOS

   First American Insurance Portfolios is a mutual fund with multiple portfolios. U.S. Bancorp Piper Jaffray Asset Management serves as the investment adviser to the Portfolios. The following portfolios are available under the contract:

   First American Large Cap Growth Portfolio
   First American Mid Cap Growth Portfolio

INVESCO VARIABLE INVESTMENT FUNDS, INC.

   INVESCO Variable Investment Funds, Inc. is a mutual fund with multiple portfolios. INVESCO Funds Group, Inc. is the investment adviser. The following portfolios are available under the Contract:

   INVESCO VIF--High Yield Fund
   INVESCO VIF--Equity Income Fund
   INVESCO VIF--Financial Services Fund
   INVESCO VIF--Health Sciences Fund
   INVESCO VIF--Real Estate Opportunity Fund
   INVESCO VIF--Technology Fund
   INVESCO VIF--Telecommunications Fund

JANUS ASPEN SERIES

   The Janus Aspen Series is a mutual fund with multiple portfolios which are advised by Janus

20
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                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2001 ACCOUNT C
                                                                   GROUP ANNUITY
--------------------------------------------------------------------------------

Capital Corporation. The following portfolios are available under the contract:

   Aggressive Growth Portfolio
   Growth Portfolio
   Worldwide Growth Portfolio

LAZARD RETIREMENT SERIES, INC.

   Lazard Retirement Series, Inc. is a mutual fund with multiple portfolios. Lazard Asset Management, a division of Lazard Freres & Co. LLC, a New York limited liability company, is the investment manager for each portfolio. The following portfolios are available under the contract:

   Lazard Retirement Equity Portfolio
   Lazard Retirement Small Cap Portfolio

LORD ABBETT SERIES FUND, INC.

   Lord Abbett Series Fund, Inc. is a mutual fund with multiple portfolios managed by Lord Abbett & Co. The following portfolio is available under the
Contract:

   Growth and Income Portfolio

MITCHELL HUTCHINS SERIES TRUST
(NOT AVAILABLE FOR NEW SALES AS OF MAY 1, 2001)

   Mitchell Hutchins Series Trust is a mutual fund with multiple portfolios. Brinson Advisors, Inc. ("Brinson Advisors," formerly known as Mitchell Hutchins Asset Management Inc.) serves as manager and administrator to the portfolio. Brinson Advisors has appointed Alliance Capital Management L.P. ("Alliance Capital") to serve as sub-adviser for the portfolio's investments. The following portfolio is available under the Contract:

   Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS
MANAGEMENT TRUST

   Neuberger Berman Advisers Management Trust is a mutual fund with multiple portfolios. Neuberger Berman Management Inc. is the investment adviser. The following portfolios are available under the Contract:

   Limited Maturity Bond Portfolio
   Partners Portfolio
   Midcap Growth Portfolio

PIONEER VARIABLE CONTRACTS TRUST,
CLASS II SHARES

   Pioneer Variable Contracts Trust is managed by Pioneer Investment Management, Inc. The Pioneer Variable Contracts Trust is a mutual fund with multiple portfolios. The following Class II portfolios are available under the contract:

   Pioneer Fund VCT Portfolio
   Pioneer Equity-Income VCT Portfolio
   Pioneer Europe VCT Portfolio

RYDEX VARIABLE TRUST

   Rydex Variable Trust is a mutual fund with multiple portfolios which are managed by Rydex Global Advisors. The following portfolios are available under the contract:

   OTC Fund
   Nova Fund
   U.S. Government Money Market Fund

SELIGMAN PORTFOLIOS, INC.

   Seligman Portfolios, Inc. is a mutual fund with multiple portfolios which are managed by J. & W. Seligman & Co. Incorporated. The following portfolios are available under the contract:

   Seligman Communications and Information Portfolio (Class 2)
   Seligman Global Technology Portfolio (Class 2)

STRONG OPPORTUNITY FUND II, INC.

   Strong Opportunity Fund II is a mutual fund and Strong Capital Management, Inc. serves as the investment adviser. The following portfolio is available under the contract:

   Opportunity Fund II

STRONG VARIABLE INSURANCE FUNDS, INC.

   Strong Variable Insurance Funds, Inc. is a mutual fund with multiple series. Strong Capital Management, Inc. serves as the investment adviser. The following series is available under the Contract:

   Strong Mid Cap Growth Fund II

VAN ECK WORLDWIDE INSURANCE TRUST

   Van Eck Worldwide Insurance Trust is a mutual fund with multiple portfolios which are managed by Van Eck Associates Corporation. The following portfolios are available under the Contract:

   Worldwide Bond Fund
   Worldwide Emerging Markets Fund
   Worldwide Hard Assets Fund
   Worldwide Real Estate Fund

   Shares of the Funds are offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance com-

--------------------------------------------------------------------------------

panies which may or may not be affiliated with Conseco Variable. Certain Funds are also sold directly to qualified plans. The Funds believe that offering their shares in this manner will not be disadvantageous to you.

   Conseco Variable may enter into certain arrangements under which it is reimbursed by the Funds' advisers, distributors and/or affiliates for the administrative services which it provides to the Funds.

VOTING RIGHTS

   Conseco Variable is the legal owner of the Fund shares. However, Conseco Variable believes that when a Fund solicits proxies in conjunction with a vote of shareholders, it is required to obtain from you and other owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. If we determine that we are no longer required to comply with the above, we will vote the shares in our own right without obtaining instructions from you. We have provided a further discussion of voting rights in the Statement of Additional Information.

FIXED ACCOUNT

   The Fixed Account is not registered with the SEC because of certain exemptive and exclusionary provisions. Conseco Variable has been advised that the staff of the SEC has not reviewed the disclosure in this prospectus relating to the Fixed Account. The disclosure may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

   Purchase Payments and transfers to the Fixed Account become part of the general account of Conseco Variable. You can transfer Contract Values between the Fixed and Variable Accounts, but the transfers are subject to the following:

   1. You may transfer Contract Values from the Variable Account to the Fixed Account once in any three-month period;

   2. You may transfer Contract Values from the Fixed Account to the Variable Account once in any three-month period subject to a limit of 20% of the Fixed Account value;

   3. You may not make transfers from the Fixed Account once Annuity Payments begin.

   The mortality and expense risk charge does not apply to values allocated to the Fixed Account.

   If you buy the Contract as a TSA or under certain other qualified plans, the Contract may contain a provision that allows you to take a loan against the Contract Value you have allocated to the Fixed Account. Loan provisions are described in detail in your Contract.

THE CONTRACT

   The Contract, like all deferred annuity Contracts, has two phases: the Accumulation Period and the Annuity Period. When you are making Purchase Payments to the Contract, it is called the Accumulation Period. During the Accumulation Period, earnings accumulate on a tax deferred basis and are taxed as income when you make a withdrawal. When you begin receiving Annuity Payments from the Contract, it switches to the Annuity Period.

   Unless contrary to law, assignment of the Contract or of a Participant's Individual Account is prohibited.

ACCUMULATION PROVISIONS

PURCHASE PAYMENTS

   The Contract is designed for Plans generally involving 25 or more Participants. Purchase Payments must be at least $10 per month. Purchase Payments in excess of $2,000,000 may be made only with our approval and will be subject to such terms and conditions as we may require.

   Conseco Variable must approve each application. Upon acceptance, a Contract is issued to the Contract Owner and the Purchase Payment, as applicable to each Individual Account, is credited to the Participant's account. When Conseco Variable accepts your application, it will issue you a Contract and allocate your Purchase Payment as described below.

ALLOCATION OF PURCHASE PAYMENTS

   You may elect to have Purchase Payments accumulate:

   (a) on a fully variable basis, which means they are invested in the sub-accounts of the Variable Account (Variable Account Investment Options);

   (b) on a fully fixed basis, which means they are invested in our general account and receive a

22
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                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2001 ACCOUNT C
                                                                   GROUP ANNUITY
--------------------------------------------------------------------------------

       periodically adjusted interest rate guaranteed by Conseco Variable (Fixed Account); or

   (c) a combination of both.

   You may request to change your allocation of future Purchase Payments three months after either we establish your Individual Account, or three months after you have made a prior change in allocation.

   TEN-DAY RIGHT TO REVIEW. The Contract provides a "10-day free look" (in some states, the period may be longer). This allows the Contract Owner or Participant to revoke the Contract by returning it to either a Conseco Variable representative or to our Variable Annuity Department within 10 days (or the period required in your state) of delivery of the Contract. Conseco Variable deems this period as ending 15 days after it mails a Contract from its Variable Annuity Department. If you return the Contract under the terms of the free look provision, Conseco Variable will refund the Purchase Payments, unless a different amount is required by state law.

   Once we receive your Purchase Payment and the necessary information, we will issue your Contract and allocate your first Purchase Payment within 2 business days. If you do not provide us all of the information needed, we will contact you. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information.

   If you add more money to your Contract by making additional Purchase Payments, we will credit these amounts to your Contract within one business day. Our business day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time.

ACCUMULATION UNITS

   We credit Purchase Payments that you allocate to the sub-accounts with Accumulation Units. We do this at the end of the Valuation Period when we receive your Purchase Payment at our Administrative Office. We determine the number of Accumulation Units credited to your Contract by dividing the Purchase Payment amount by the value of an Accumulation Unit at the end of that Valuation Period. We value Accumulation Units for each sub-account separately.

ACCUMULATION UNIT VALUES

   Every business day we determine the value of an Accumulation Unit for each of the sub-accounts by multiplying the Accumulation Unit value for the previous Valuation Period by a factor for the current Valuation Period. The factor is determined by:

   1. dividing the value of a Fund share at the end of the current Valuation Period (and any charges for taxes) by the value of a Fund share for the previous Valuation Period; and

   2.  subtracting the daily amount of the mortality and expense risk fee.

   The value of an Accumulation Unit may go up or down from Valuation Period to Valuation Period. There is no guarantee that the value of your Individual Account will equal or exceed the Purchase Payments you have made.

   We will tell you at least once each year the number of Accumulation Units which we credited to your Individual Account, the current Accumulation Unit values and the value of your Individual Account.

TRANSFERS

   During the Accumulation Period, you may make transfers from one sub-account to another sub-account and/or to the Fixed Account. Except with our permission, you can only make a transfer once in any three-month period. You can only make one transfer from the Fixed Account in any three-month period of no more than 20% of the Fixed Account value. You can make transfers between sub-accounts and changes in allocations in writing or by telephone (if you have completed a telephone authorization request).

HOW YOU CAN MAKE TRANSFERS

   Transfers must be made by written authorization from you or from the person acting on your behalf as an attorney-in-fact under a power-of-attorney if permitted by state law. You must request telephone transfers or internet transfers on forms we provide. Internet transfers may not be available (check with your registered representative). If you do not want the ability to make transfers by telephone or through the internet, you should notify us in writing. By authorizing Conseco Variable to accept telephone and internet transfer instructions, you agree to accept and be bound by the conditions and procedures established by Conseco Variable from time

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to time. We have instituted reasonable procedures to confirm that any instructions communicated are genuine. We will record all telephone calls and will ask the caller to produce your personalized data prior to our initiating any transfer requests by telephone. Personalized data will also be required for internet transfers. Additionally, as with other transactions, you will receive a written confirmation of your transfer. If reasonable procedures are employed, neither Conseco Variable nor Conseco Equity Sales, Inc. will be liable for following instructions which it reasonably believes to be genuine.

   Transfer requests received by Conseco Variable before the close of trading on the New York Stock Exchange (currently 4:00 PM Eastern time) will be initiated at the close of business that day. If we receive a request later it will be initiated at the close of the next business day.

DOLLAR COST AVERAGING

   Conseco Variable offers a Dollar Cost Averaging (DCA) program which enables you to transfer values from the Fixed Account or Money Market sub-account to another Investment Option on a predetermined and systematic basis. The DCA program allows you to make investments in equal installments over time in an effort to potentially reduce the risk of market fluctuations. There is no guarantee that this will happen. Currently, there is no charge for participating in this program. We reserve the right, at any time and without prior notice, to terminate, suspend or modify this program.

   Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the selected Variable Account Investment Options regardless of fluctuating price levels of the Variable Account Investment Option(s). You should consider your financial ability to continue the dollar cost averaging program through periods of fluctuating price levels.

REBALANCING

   Rebalancing is a program, which if elected, permits you to pre-authorize periodic automatic transfers during the Accumulation Period among the sub-accounts pursuant to your written instructions or over the internet. The rebalancing program may also be available through the internet (check with your representative regarding availability). Rebalancing over the internet is subject to our administrative rules and procedures. The transfers under this program are made to maintain a particular percentage allocation among the sub-accounts you select. Any amount you have in the Fixed Account will not be transferred pursuant to the rebalancing program. You must have at least $5,000 of Contract Value to have transfers made pursuant to this program. Transfers must be in whole percentages in one (1%) percent allocation increments. The maximum number of sub-accounts you can use for rebalancing is 15. You can request that rebalancing occur quarterly, semi-annually or annually on a date you select. There is no fee for participating in the program. Conseco Variable reserves the right to terminate, modify or suspend the rebalancing program at any time.

ASSET ALLOCATION PROGRAM

   Conseco Variable understands the importance to you of having advice from a financial adviser regarding your investments in the Contract (asset allocation program). Certain investment advisers have made arrangements with us to make their services available to you. Conseco Variable has not made any independent investigation of these advisers and is not endorsing such programs. You may be required to enter into an advisory agreement with your investment adviser to have the fees paid out of your Contract during the Accumulation Period.

   Conseco Variable will, pursuant to an agreement with you, make a partial withdrawal from the value of your Contract to pay for the services of the investment adviser. If the Contract is non-qualified, the withdrawal will be treated like any other distribution and may be included in gross income for federal tax purposes. Further, if you are under age 59 1/2, it may be subject to a tax penalty. If the Contract is qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. Additionally, any withdrawals for this purpose may be subject to a withdrawal charge (deferred sales load). You should consult a tax adviser regarding the tax treatment of the payment of investment adviser fees from your Contract.

SWEEPS

   Sweeps is a program which provides for the automatic transfer of the earnings from the Fixed Account into a Variable Account Investment Option on a periodic and systematic basis. The transfers under this program do not count toward the num-

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                                                                   GROUP ANNUITY
--------------------------------------------------------------------------------

ber of transfers you can make in a year. Currently, there is no charge for participating in this program.

WITHDRAWALS

   You can withdraw all or a portion of the Contract Value at any time before the commencement of Annuity Payments and, under certain circumstances, during the Annuity Period (subject to any restrictions of the Code). We will determine the value of the Contract as of the date we receive a written request for a withdrawal at our Administrative Office or a later date you specify in the request. The redemption payment will be the value of Accumulation Units then credited to the Individual Account under the Contract less applicable withdrawal charges, any outstanding loans and applicable administrative fees. With respect to any Individual Account value or portion thereof which has been applied to provide Annuity Payments, Conseco Variable will continue to make Annuity Payments under the option you selected until its obligations to make such payments terminates.

   For certain qualified Contracts, your withdrawal rights may be restricted and may require the consent of your spouse as required under the Code.

   If you have amounts allocated to more than one Investment Option, a request for a partial withdrawal must specify the manner in which the amount redeemed is to be allocated between the Investment Options. If you do not specify how the withdrawal is to be allocated between Investment Options, Conseco Variable will call you to get instructions. If Conseco Variable cannot get instructions from you, it will return the withdrawal request to you.

   WITHDRAWALS MAY BE SUBJECT TO INCOME TAXES, PENALTY TAXES AND CERTAIN RESTRICTIONS.

SUSPENSION OF PAYMENTS

   We will pay the amount of any withdrawal from the Variable Account promptly, and in any event within seven days of the date Conseco Variable receives the written request at its Administrative Office. Conseco Variable reserves the right to defer the right of withdrawal or postpone payments for any period when:

   (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

   (2) trading on the New York Stock Exchange is restricted;

   (3) an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practical to determine the value of the Variable Account's net assets; or

   (4) the SEC, by order, so permits for the protection of security holders, provided that applicable rules and regulations of the SEC will govern as to whether the conditions described in (2) and (3) exist.

RESTRICTIONS UNDER OPTIONAL RETIREMENT PROGRAMS

   If you participate in certain Optional Retirement Programs (ORP), you can withdraw your interest in a Contract only upon:

   (1) termination of employment in all public institutions of higher education as defined by applicable law,

   (2) retirement, or

   (3) death.

   Accordingly, you (as a participant in ORP) may be required to obtain a certificate of termination from your employer before you can withdraw your interest. Certain plans may have additional restrictions on distributions.

RESTRICTIONS UNDER SECTION 403(B) PLANS

   If you own the Contract under a TSA-403(b) plan, you can only make withdrawals of amounts attributable to contributions you made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) under the following circumstances:

   (1) when you attain age 59 1/2,

   (2) when you separate from service,

   (3) when you die,

   (4) if you become disabled (within the meaning of Section 72(m)(7) of the Code),

   (5) in the case of hardship, or

   (6) made pursuant to a qualified domestic relations order, if otherwise permitted.

   Withdrawals for hardship are restricted to the portion of your Contract Value which represents contributions you made and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989, and apply only to:

   o   salary reduction contributions made after December 31, 1988;
   o   income attributable to such contributions; and

--------------------------------------------------------------------------------

   o   income attributable to amounts held as of December 31, 1988.

   The limitations on withdrawals do not affect rollovers or transfers between certain qualified plans. Tax penalties may also apply.

CONVERSION TO INDIVIDUAL CONTRACT UPON TERMINATION IN PLAN

   Upon termination of participation in Plan, the Participant who is entitled to a benefit under the terms of the Plan may elect, if the Contract Owner so requests, to convert to an individual annuity contract. The individual annuity contract will be of the form then currently issued for this class of individual, at a duration equivalent to the lesser of the number of full years: (a) the Participant has been in the Plan; or (b) the Contract has been in force.

SYSTEMATIC WITHDRAWAL PLAN

   Conseco Variable offers a Systematic Withdrawal Plan (SWP) which enables you to pre-authorize periodic withdrawals. You can participate in this program by sending a written request to our Administrative Office. You can instruct Conseco Variable to withdraw a level dollar amount from specified Investment Options on a periodic basis. If you do a reallocation and do not specify Investment Options, all systematic withdrawals will be withdrawn from the Fixed Account and Variable Account Investment Options on a pro-rata basis. The total SWP withdrawals in a Contract Year which you are permitted to make is limited to amounts that can be withdrawn without the withdrawal charge (see "Charges and Deductions-Withdrawal Charge").

   SYSTEMATIC WITHDRAWALS MAY BE SUBJECT TO INCOME TAXES, PENALTY TAXES AND CERTAIN RESTRICTIONS.

LOANS

   Your Contract may contain a loan provision issued in connection with certain qualified plans. If you own a Contract which contains a loan provision, you may obtain loans using the Contract as the only security for the loan. Loans are subject to provisions of the Code and to applicable retirement program rules. You should consult a tax adviser and retirement plan fiduciary before exercising loan privileges. Loan provisions are described in detail in your Contract.

   The amount of any loan outstanding on the date of death will be deducted from the death benefit. In addition, a loan, whether or not repaid, will have a permanent effect on the Contract Value because the investment performance of the Investment Options will apply only to the unborrowed portion of the Contract Value. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable.

CHARGES AND DEDUCTIONS

WITHDRAWAL CHARGE

   If you make a partial or full withdrawal during the Accumulation Period, Conseco Variable will deduct a withdrawal charge from the amount withdrawn ("amount redeemed") if there are less than 15 completed annual purchase payment periods (annual purchase payment period means a contract year which is the one year period beginning on the issue date and each subsequent one year period) for the Individual Account. During the Annuity Period, withdrawal charges may apply to the fourth and fifth options.

   We do not deduct withdrawal charges from Annuity Payments under an annuity option involving lifetime payments or from amounts paid due to the death of a participant.

   The withdrawal charge will be a percentage of the amount redeemed, ranging from 5% to 0% depending upon the number of completed annual Purchase Payment periods for the Individual Account. In no event, however, will the cumulative deductions exceed 9% of the cumulative Purchase Payments made. Until such percentage reaches zero, it is possible that the actual dollar amount of the withdrawal charge will increase, even though the percentage will decline, because of the increased Participant's Individual Account.

COMPLETED ANNUAL
PURCHASE PAYMENT PERIODS
FOR THE INDIVIDUAL ACCOUNT                                       CHARGE
--------------------------------------------------------------------------------
Less than 5 .............................................        5.00%
5 but less than 10.......................................        3.00%
10 but less than 15 .....................................        2.00%
15 or more ..............................................        None

EXAMPLES:

   (1) If you make a complete withdrawal of your Individual Account before five completed Purchase Payment periods:

   VALUE OF
  CONTRACT OR
  INDIVIDUAL
    ACCOUNT
    (AMOUNT          WITHDRAWAL       ADMINISTRATIVE        REDEMPTION
   REDEEMED)           CHARGE         FEE DEDUCTION*         PAYMENTS
--------------------------------------------------------------------------------
    $ 2,000           5% ($100)             $15               $ 1,885

   *Applicable to full withdrawals only.

   (2) If you make a partial withdrawal of your Individual Account before five completed Purchase Payment periods, assuming you request a $1,000 redemption payment:

    AMOUNT             AMOUNT         WITHDRAWAL        REDEMPTION
  REQUESTED           REDEEMED          CHARGE           PAYMENTS
--------------------------------------------------------------------------------

   $1,000.00        $1,052.63       $52.63 (5%)        $1,000.00

   In order to make a redemption payment of $1,000, the amount redeemed must be greater than the amount requested by the amount of the withdrawal charge. We calculate the amount redeemed by dividing (a) the amount requested ($1,000) by
(b) 1.00 minus the deduction rate of 5% (or .95), which produces $1,052.63. The value of the Individual Account will be reduced by this amount.

ADMINISTRATIVE CHARGE (ANNUAL CONTRACT FEE)

   During the Accumulation Period, Conseco Variable deducts an annual contract fee of $15 on each July 2 from the Individual Account value. If you fully surrender your Individual Account prior to the commencement of Annuity Payments, the annual contract fee will be deducted from proceeds paid.

   Conseco Variable deducts the administrative fee first from amounts accumulated in the Fixed Account; if no or an insufficient value exists in the Fixed Account, any balance will then be deducted from the sub-accounts of Variable Account. These administrative fees have been set at a level that will recover no more than the actual costs associated with administering the Contracts.

MORTALITY AND EXPENSE RISK CHARGE

   Conseco Variable makes daily deductions from the Variable Account at an effective annual rate equal to 1.00% of the value of the assets of the Variable Account for the mortality and expense risks it assumes. The amounts are deducted from the assets of Variable Account in accordance with the Contracts.

   Variable Annuity Payments made under the Contracts vary with the investment performance of the sub-accounts of the Variable Account, but are not affected by Conseco Variable's actual mortality experience among Annuitants. The life span of the Annuitant, or changes in life expectancy in general, do not affect the monthly Annuity Payments payable under the Contracts. If Annuitants live longer than the life expectancy determined by Conseco Variable, Conseco Variable provides funds from its general funds to make Annuity Payments. Conversely, if longevity among Annuitants is lower than Conseco Variable determined, Conseco Variable realizes a gain. This is the mortality expense risk.

   Conseco Variable performs all administrative functions and pays all administrative expenses with respect to the Contracts. These expenses include but are not limited to salaries, rents, postage, telephone, travel, legal, actuarial and accounting fees, office equipment and stationery. Conseco Variable also provides the death benefits under the Contracts. Conseco Variable also assumes the risk, the expense risk, that deductions provided for in the Contracts for sales and administrative expenses may not be enough to cover actual costs. Where the deductions are not adequate, Conseco Variable will pay the amount of any shortfall from its general funds. Any amounts paid by Conseco Variable may consist of, among other things, proceeds derived from mortality and expense risk charges.

   EXPENSE GUARANTEE AGREEMENT. Pursuant to the Combination (See "Variable Account"), Conseco Variable issued an endorsement with respect to each existing Contract outstanding immediately prior to the effective time of the Combination guaranteeing that the total of the investment management fees charged against the Equity (formerly, Common Stock), Fixed Income (formerly, Corporate Bond), and Money Market Portfolios of Conseco Series Trust whose shares are purchased by the Variable Account, plus the mortality and expense risk, administrative and any other charges imposed upon the assets of the corresponding sub-accounts of the Variable Account, will not exceed an amount that is equal to the total amount of the same charges (1.44%, on an annual basis) that would have been imposed under the Contracts had the Combination not occurred (the "Expense Guarantee Agreement"). Currently, the Mortality and Expense Risk charge for the Conseco Series Trust's Equity, Fixed Income, and Money Market sub-accounts are equal to .64%, .74% and .99%, respectively.

   Accordingly, Conseco Variable will reimburse the appropriate sub-account of the Variable Account an amount that represents the difference between the investment management fees charged the Variable Account or the Annuity Fund, as applicable, prior to the Combination and the amount of such fees charged to Conseco Series Trust, plus any other

--------------------------------------------------------------------------------

charges in excess of those that would have been incurred if the Combination had not taken place.

   The mortality and expense risk and administrative charges will not change, and any other charges imposed on the assets of the Variable Account are not expected to be more than before the Combination. Conseco Variable will not, however, assume extraordinary or non-recurring expenses of Conseco Series Trust, such as legal claims and liabilities, litigation costs and indemnification payments in connection with litigation. Also, the Expense Guarantee Agreement will not apply to any federal income tax if Conseco Series Trust fails to qualify as a "regulated investment company" under applicable provisions of the Code. The Expense Guarantee Agreement, described above, also applies to Contracts issued after the Combination. Conseco Variable, however, may eliminate the Expense Guarantee Agreement with respect to Contracts issued in the future.

PREMIUM TAXES

   We may deduct any premium tax due from Purchase Payments or from Individual Account values at the annuity commencement date or at any such other time as Conseco Variable determines in its sole discretion. The current range of premium taxes in jurisdictions in which we make the Contracts available is from 0% to 3.5%.

FUND EXPENSES

   There are deductions from and expenses paid out of the assets of the Funds, which are described in the Fund prospectuses.

REDUCTION OR ELIMINATION OF
CONTRACT CHARGES

   In some cases, Conseco Variable may expect to incur lower sales and administrative expenses or perform fewer services due to the size of the Contract, the average contribution and the use of group enrollment procedures. Then, Conseco Variable may be able to reduce or eliminate the Contract charges for administrative expense and withdrawal charges.

OTHER CHARGES

   Currently, Conseco Variable does not make a charge against the Variable Account for its federal income taxes, or provisions for such taxes, that may be as a result of the Variable Account. Conseco Variable may charge each sub-account of the Variable Account for its portion of any income tax charged to the sub-account or its assets.

   Under present laws, Conseco Variable may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If they increase, however, Conseco Variable may decide to make charges for such taxes or provisions for such taxes against the Variable Account. Any such charges against the Variable Account or its sub-accounts could have an adverse effect on the investment performance of the sub-accounts.

DEATH BENEFITS

   In the event of the death of a Participant before Annuity Payments commence, Conseco Variable will pay the beneficiary the value of the Participant's Individual Account, less any debt. We will determine the Individual Account value as of the Valuation Period in which we receive proof of death acceptable to us at our Administrative Office. There is no withdrawal charge applicable to amounts paid due to the death of a Participant.

   Generally, the distribution of the Owner's interest in the Contract must be made within five years after the Owner's death. If the beneficiary is an individual, in lieu of distribution within five years of the Owner's death, distribution may generally be made as an annuity which begins within one year of the Owner's death and is payable over the life of the beneficiary or over a period not in excess of the life expectancy of the beneficiary. If the Owner's spouse is the beneficiary, that spouse may elect to continue the Contract as the new Owner in lieu of receiving the distribution. In such a case, the distribution rules applicable when a Contract Owner dies will apply when that spouse, as the Owner, dies. In the case of a qualified contract, the date on which distributions are required to begin must be no later than April 1 of the first calendar year following the later of: (a) the calendar year in which the Annuitant attains age 70 1/2, or (b) the calendar year in which the Annuitant retires. Additional requirements may apply to certain qualified contracts. In the case of a Contract involving more than one Contract Owner, the death of any Contract Owner shall cause this section to apply.

   In lieu of a lump-sum payment, the death proceeds may be applied under any of the annuity options available in the Contract and in accordance with the terms of the Plan.

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2001 ACCOUNT C
                                                                   GROUP ANNUITY
--------------------------------------------------------------------------------

   If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days.

THE ANNUITY PERIOD

OPTIONAL ANNUITY PERIOD ELECTIONS

   The retirement date and the annuity options are normally established by the terms of the Plan. If you do not elect otherwise (a) the manner of payment will be a lifetime annuity with 120 monthly payments certain, and (b) the value of the Participant's Individual Account will be applied as follows:

   o any value accumulated in the Fixed Account will be applied to provide a fixed annuity; and

   o the value in the sub-account(s) of the Variable Account will be applied, separately, to provide variable annuity payments.

   By giving written notice to Conseco Variable at least 30 days prior to the commencement of Annuity Payments, the Contract Owner may, as to each Participant, elect to change:

   o  the annuity option to any of the annuity options described below, and

   o the manner in which the value of a Participant's Individual Account is to be applied to provide Annuity Payments (for example, an election that a portion or all of the amounts accumulated on a variable basis be applied to provide fixed Annuity Payments or vice versa).

   Once Annuity Payments begin, no changes may be elected by the Contract Owner.

   Prior to the selected Annuity Date, an Individual Account may be terminated by the Contract Owner and the value thereof received in a lump sum. Once Annuity Payments have begun, neither the Annuitant nor the Contract Owner can terminate the annuity benefit and receive a lump-sum settlement in lieu thereof, except as permitted under the Fourth and Fifth Options below.

   The assumed investment rate (AIR) is 3 1/2%. The Contract Owner may elect to have all variable benefits payable for a Participant based on a 5% AIR instead. The election must be made in writing at least 30 days prior to the Participant's retirement date. If the performance of the Variable Account Investment Options exceeds the 3 1/2% or 5% AIR, as applicable, the Annuity Payments will increase. Similarly, if the actual rate is less than the 3 1/2% or 5% AIR, as applicable, the Annuity Payments will decrease.

   You cannot make an election that would result in a first monthly Annuity Payment of less than $25 if payments are to be on a fully fixed or variable basis, or less than $25 on each basis if a combination of variable and fixed annuity payments is elected. If, at any time, payments are or become less than $25 per monthly payment, Conseco Variable has the right to change the frequency of payments to an interval which will result in Annuity Payments of at least $25 each, except that it will not make payments less frequently than annually.

   See "Federal Tax Status" for information on the federal tax treatment of Annuity Payments or other settlements.

ANNUITY OPTIONS

   You may select one of the following annuity options:

   FIRST OPTION-LIFE ANNUITY. Under this option, we will make monthly payments during the lifetime of the Annuitant. The payments will cease with the last monthly payment due prior to the death of the Annuitant. Of the first three options, this option offers the maximum level of monthly payments since there is no minimum number of payments guaranteed (nor a provision for a death benefit payable to a beneficiary). It would be possible under this option to receive only one Annuity Payment if the Annuitant died prior to the due date of the second Annuity Payment.

   SECOND OPTION-LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS GUARANTEED. Under this option, we will make monthly payments during the lifetime of the Annuitant with the guarantee that if, at the death of the Annuitant, we have made payments for less than 120, 180 or 240 months, as elected, we will continue to make Annuity Payments during the remainder of such period to your beneficiary. Because this option provides a specified minimum number of Annuity Payments, this option results in somewhat lower payments per month than the First Option.

   THIRD OPTION-JOINT AND LAST SURVIVOR LIFE ANNUITY. Under this option, we will make monthly payments during the joint lifetime of the Annuitant and a designated second person, and thereafter during the remaining lifetime of the survivor. Payments to the survivor will be at the rate of 100%, 75%, 66 2/3% or 50% of the amount which would have

--------------------------------------------------------------------------------

been payable to the Annuitant (you can select the rate at the time this option is elected). This option is designed primarily for couples who require the maximum possible payments during their joint lives and are not concerned with providing for beneficiaries at the death of the last to survive.

   Under current law, this option is automatically provided for a participant in a pension plan who is married and for married participants in most other qualified plans; however, a married participant may waive the joint and last survivor annuity during the appropriate election period if the participant's spouse consents in writing (acknowledging the effect of such consent) to such waiver.

   FOURTH OPTION-PAYMENTS FOR A DESIGNATED PERIOD. Under this option, we make payments for the number of years selected, which may be from one through 30, except that, if the number of completed annual Purchase Payment periods for the Individual Account is five or less, the number of years selected for this option may not be less than five minus the number of completed annual Purchase Payment periods. For example, if the number of completed annual Purchase Payment periods is three, then the minimum Annuity Payment period which can be elected for this Option is two years (i.e., five minus three). If you elect payments under this option on a variable basis, payments will vary monthly in accordance with the investment results of the sub-accounts of the Variable Account. If the Annuitant dies before we have made the specified number of monthly payments, the present value of the remaining payments (as set forth in your Contract) will be paid to the designated beneficiary in one sum. If the Annuitant dies within 5 years after the start of Annuity Payments, Conseco Variable will treat this one sum payment as a surrender. If the present value of the remaining payment is at least $5,000 it may be applied under the first three options.

   FIFTH OPTION-PAYMENTS OF A DESIGNATED DOLLAR AMOUNT. Under this option, we will make payments on a monthly, quarterly, semi-annual, or annual basis of a designated dollar amount until the Individual Account value you applied under this option, adjusted each Valuation Period to reflect investment experience, is exhausted within a minimum of three years and a maximum of 20 years. The designated amount of each installment may not be less than $6.25 per month per $1,000 of Individual Account value applied. If the number of completed annual Purchase Payment periods for the Individual Account is five or less, the designated amount of each installment may not be greater than an amount which would total the value applied in less than five minus the number of completed annual Purchase Payment periods. For example, if the number of completed annual Purchase Payment periods is three, then the payments cannot be greater than an amount which would total the value applied in two years (i.e., five minus three). If the Annuitant dies before the value is exhausted, we will pay the remaining value to the beneficiary in one sum. In lieu of a lump sum payment, the beneficiary may elect an annuity option for distribution of any amount on deposit at the date of the Annuitant's death which will result in a rate of payment at least as rapid as the rate of payment during the life of the Annuitant.

   To the extent that the Fourth or Fifth Option is chosen on a variable basis, at any time during the payment period you may elect that the remaining value be applied to provide a lifetime annuity under one of the first three Options described above, provided that the balance is at least $5,000 and the distribution will be made at least as rapidly as during the life of the Annuitant. If this election is made within 5 years after the start of Annuity Payments, and the remaining balance is elected to be paid in one sum, then such election will be treated as a surrender. Since you may elect a lifetime annuity at any time, the annuity rate and expense risks continue during the payment period. Accordingly, deductions for these risks will continue to be made from the Individual Account values.

   The SAI contains a further discussion of annuity provisions, including how annuity unit values are calculated.

TRANSFERS DURING THE ANNUITY PERIOD

   You can make transfers during the Annuity Period by giving us written notice at least 30 days before the due date of the first Annuity Payment for which the change will apply. We will make transfers by converting the number of annuity units being transferred to the number of annuity units of the sub-account to which the transfer is made. The next Annuity Payment, if it were made at that time, would be the same amount that it would have been without the transfer. After that, Annuity Payments will reflect changes in the value of the new annuity units. Conseco Variable reserves the right to limit, upon notice, the maximum number of transfers

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2001 ACCOUNT C
                                                                   GROUP ANNUITY
--------------------------------------------------------------------------------

you can make to one in any six-month period once Annuity Payments have begun. In addition, you may not make transfers from a fixed annuity option.

   Conseco Variable reserves the right to defer the transfer privilege at any time that it is unable to purchase or redeem shares of the Funds. Conseco Variable also reserves the right to modify or terminate the transfer privilege at any time in accordance with applicable law.

DEATH BENEFIT AMOUNT DURING THE ANNUITY PERIOD

   If you selected Annuity Payments based on an annuity option providing payments for a guaranteed period, and the Annuitant dies during the Annuity Period, Conseco Variable will make the remaining guaranteed payments to the beneficiary. Such payments will be made at least as rapidly as under the method of distribution being used as of the date of the Annuitant's death. If no beneficiary is living, Conseco Variable will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the Annuitant's estate.

FEDERAL TAX STATUS

   NOTE: CONSECO VARIABLE HAS PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. IT IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. YOU SHOULD CONSULT YOUR OWN TAX ADVISER ABOUT YOUR OWN CIRCUMSTANCES. CONSECO VARIABLE HAS INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.

ANNUITY CONTRACTS IN GENERAL

   Annuity contracts are a means of setting aside money for future needs, usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

   Simply stated, these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as tax-deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of Contract--Qualified or Non-Qualified (see following sections).

   You will not be taxed on increases in the value of your Contract until a distribution occurs--either as a withdrawal or as annuity payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. For annuity payments, different rules apply. A portion of each annuity payment is treated as a partial return of your Purchase Payments and will not be taxed. The remaining portion of the annuity payment will be treated as ordinary income. How the annuity payment is divided between taxable and non-taxable portions depends upon the period over which the annuity payments are expected to be made. Annuity payments received after you have received all of your Purchase Payments are fully includible in income.

   When a non-qualified Contract is owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the Contract as an agent for a natural person), the Contract will generally not be treated as an annuity for tax purposes.

QUALIFIED AND NON-QUALIFIED CONTRACTS

   If you purchase the Contract as an individual and not under any specially sponsored program, your Contract is referred to as a non-qualified Contract.

   If you purchase the Contract under a specially sponsored program, your Contract is referred to as a qualified Contract.

   A qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a qualified Contract.

WITHDRAWALS--NON-QUALIFIED CONTRACTS

   If you make a withdrawal from your non-qualified Contract, the Code generally treats such a withdrawal as first coming from earnings and then from your Purchase Payments. Such withdrawn earnings are includible in income.

   The Code also provides that any amount received under an annuity contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

   (1) paid on or after you reach age 59 1/2;

   (2) paid after you die;

   (3) paid if you become totally disabled (as that term is defined in the Code);

   (4) paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

   (5) paid under an immediate annuity; or

   (6) which are allocable to Purchase Payments made prior to August 14, 1982.

WITHDRAWALS--QUALIFIED CONTRACTS

   If you make a withdrawal from your qualified Contract, a portion of the withdrawal is treated as taxable income. This portion depends on the ratio of the pre-tax Purchase Payments to the after-tax Purchase Payments in your Contract. If all of your Purchase Payments were made with pre-tax money then the full amount of any withdrawal is includible in taxable income. Special rules may apply to withdrawals from certain types of qualified Contracts. The Code also provides that any amount received under a qualified Contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

   (1) paid on or after you reach age 59 1/2;

   (2) paid after you die;

   (3) paid if you become totally disabled (as that term is defined in Code);

   (4) paid to you after leaving your employment in a series of substantially equal payments made annually (or more frequently) for the life or life expectancy of the employee or joint lives or life expectancies of the employee and his or her beneficiaries;

   (5) paid to you after you have attained age 55 and left your employment;

   (6) paid for certain allowable medical expenses (as defined in the Code);

   (7) paid pursuant to a qualified domestic relations order;

   (8) paid on account of an IRS levy on the qualified contract.

   We have provided a more complete discussion in the Statement of Additional Information.

WITHDRAWALS--TAX-SHELTERED ANNUITIES

   The Code limits the withdrawal of amounts attributable to Purchase Payments made by owners under a salary reduction agreement. Withdrawals can only be made when a Contract Owner:

   (1) reaches age 59 1/2;

   (2) leaves his or her job;

   (3) dies;

   (4) becomes disabled (as that term is defined in the Code);

   (5) in the case of hardship; or

   (6) pursuant to a qualified domestic relations order, if otherwise permitted.

   However, in the case of hardship, the owner can only withdraw the Purchase Payments and not any earnings. You should consult your own tax adviser about your own circumstances.

TAXATION OF DEATH BENEFITS

   Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or annuity payments. Estate taxes may also apply.

   The death benefits available for use with a Qualified Contract may be considered by the Internal Revenue Service as "incidental death benefits." The Code imposes limits on the amount of incidental death benefits allowable for qualified contracts, and if the death benefits selected by you are considered to exceed such limits, the provisions of such benefits could result in currently taxable income to the owners of the Qualified Contracts.

DIVERSIFICATION

   The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Conseco Variable believes that the Funds are being managed so as to comply with the requirements.

INVESTOR CONTROL

   Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underly ing investments, and not Conseco Variable would be considered the owner of the shares of the portfolios. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the Contract. It is unknown to what extent under federal tax law owners are permitted to select

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2001 ACCOUNT C
                                                                   GROUP ANNUITY
--------------------------------------------------------------------------------

portfolios, to make transfers among the portfolios or the number and type of portfolios owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Contract, could be treated as the owner of the portfolios.

   Due to the uncertainty in this area, Conseco Variable reserves the right to modify the Contract as reasonably deemed necessary to maintain favorable tax treatment.

INTERNAL APPEALS PROCEDURES

   The following internal appeals procedures apply to any controversy relating to the Contract. These procedures are available to the owner, participant, beneficiary or assignee of a contract.

   APPEALS OF FINAL DECISION

   o If you wish to appeal from a final decision regarding the contract, you must send us a written request within sixty (60) days of the date of our written notice of final decision;

   o Your request should contain the reason for the appeal and any supporting evidence or documentation;

   o Within 45 days of receipt of your appeal request, we will inform you of the outcome of your appeal or whether additional information is requested;

   o If additional information is requested, we will inform you of the outcome of your appeal within 30 days after we receive the requested information.

   o If the requested information is provided, we will decide your appeal within 60 days of the request and on the information provided.

   DISPUTE RESOLUTION PROCEDURES

   o You may attempt to resolve a dispute over a final decision through mediation and/or arbitration;

   o Proceedings will be conducted in accordance with the Insurance Dispute Resolution Program as administered by the American Arbitration Association;

   o If the dispute is submitted to arbitration, the arbitration award may be entered in a court of law.

   These procedures may not be available in your state.

GENERAL MATTERS

   PERFORMANCE INFORMATION. Conseco Variable may advertise performance information for the Variable Account Investment Options (sub-accounts) from time to time in advertisements or sales literature. Performance information reflects only the performance of a hypothetical investment in the Variable Account Investment Options during the particular time period on which the calculations are based. Performance information may consist of yield, effective yield, and average annual total return quotations reflecting the deduction of all applicable charges for recent one-year and, when applicable, five- and 10-year periods and, where less than 10 years, for the period subsequent to the date each sub-account first became available for investment. We may show additional total return quotations that do not reflect a withdrawal charge deduction. We may show performance information by means of schedules, charts or graphs. The Statement of Additional Information contains a description of the methods we use to determine yield and total return information for the sub-accounts.

   DISTRIBUTION OF CONTRACTS. Conseco Equity Sales, Inc. (Conseco Equity Sales), 11815 N. Pennsylvania Street, Carmel, IN 46032, an affiliate of Conseco Variable, is the principal underwriter of the Contracts. Conseco Equity Sales is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. Sales of the Contracts will be made by registered representatives of Conseco Equity Sales and broker-dealers authorized to sell the Contracts. The registered representatives will also be licensed insurance representatives of Conseco Variable. See the Statement of Additional Information for more information.

   Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealers may be paid commissions up to 8.5% of Purchase Payments and may include reimbursement of promotional or distribution expenses associated with marketing the Contracts. The commission rate paid to the broker-dealer will depend upon the nature and level of services provided by the broker-dealer.

--------------------------------------------------------------------------------

   LEGAL PROCEEDINGS. There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither Conseco Variable nor Conseco Equity Sales is involved in any litigation that is of material importance in relation to their total assets or that relates to the Variable Account.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

   General Information and History

   Independent Accountants

   Distribution

   Voting Rights

   Calculation of Yield Quotations

   Calculation of Total Return Quotations

   Other Performance Data

 ................................................................................



                             (cut along dotted rule)



   Federal Tax Status

   Annuity Provisions

   Financial Statements
                 If you would like a free copy of the Statement of Additional
                  Information (Form # 05-6923) dated May 1, 2001 for this Prospectus, please complete this form, detach, and mail to:
                       Conseco Variable Insurance Company
                              Administrative Office
                          11815 N. Pennsylvania Street
                              Carmel, Indiana 46032

               Gentlemen:
               Please send me a free copy of the Statement of Additional Information for Conseco Variable Annuity Account C (group annuity) at the following address:


               Name:
                    ------------------------------------------------------------
               Mailing Address:
                               -------------------------------------------------

               -----------------------------------------------------------------
                                             Sincerely,

               -----------------------------------------------------------------
                                            (Signature)

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2001 ACCOUNT C
                                                                   GROUP ANNUITY
--------------------------------------------------------------------------------

APPENDIX A

CONDENSED FINANCIAL INFORMATION

The table below provides per unit information about the financial history of the sub-accounts for the periods indicated.

                                                       2000        1999        1998        1997       1996
=============================================================================================================

-------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND:
GROWTH PORTFOLIO (E)
-------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ....     $2.338      $1.765     $1.204      $1.000        N/A
Accumulation unit value at end of period ..........     $1.972      $2.338     $1.765      $1.204        N/A
Percentage change in accumulation unit value ......   (15.64)%      32.41%     46.60%      20.42%        N/A
Number of accumulation units outstanding at
<  end of period ..................................  1,625,583   1,184,056    335,852     120,648        N/A
-------------------------------------------------------------------------------------------------------------
LEVERAGED ALLCAP PORTFOLIO (A)
-------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ....     $5.109      $2.898     $1.855      $1.565     $1.411
Accumulation unit value at end of period ..........     $3.802      $5.109     $2.898      $1.855     $1.565
Percentage change in accumulation unit value ......   (25.58)%      76.29%     56.26%      18.49%     10.92%
Number of accumulation units outstanding at
  end of period ...................................  1,598,002   1,092,626    479,432     388,810    332,180
-------------------------------------------------------------------------------------------------------------
MIDCAP GROWTH PORTFOLIO (E)
-------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ....     $2.019      $1.547     $1.199      $1.000        N/A
Accumulation unit value at end of period ..........     $2.183      $2.019     $1.547      $1.199        N/A
Percentage change in accumulation unit value ......      8.11%      30.54%     29.00%      19.91%        N/A
Number of accumulation units outstanding at
  end of period ...................................    303,861     107,741     85,729      10,680        N/A
-------------------------------------------------------------------------------------------------------------
SMALL CAPITALIZATION PORTFOLIO (A)
-------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ....     $2.257      $1.590     $1.390      $1.260     $1.222
Accumulation unit value at end of period ..........     $1.627      $2.257     $1.590      $1.390     $1.260
Percentage change in accumulation unit value ......   (27.91)%      41.99%     14.38%      10.28%      3.14%
Number of accumulation units outstanding at
  end of period ................................... 1,518,472    1,477,791  1,509,932   1,616,358  1,294,236
-------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIO, INC.:
VP INCOME AND GROWTH FUND (F)
-------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ....     $1.268      $1.085     $1.000         N/A        N/A
Accumulation unit value at end of period ..........     $1.122      $1.268     $1.085         N/A        N/A
Percentage change in accumulation unit value ......   (11.48)%      16.85%      8.48%         N/A        N/A
Number of accumulation units outstanding at
  end of period ...................................    285,708     180,072     91,593         N/A        N/A
-------------------------------------------------------------------------------------------------------------
VP INTERNATIONAL FUND (E)
-------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ....     $2.093      $1.289     $1.096      $1.000        N/A
Accumulation unit value at end of period ..........     $1.723      $2.093     $1.289      $1.096        N/A
Percentage change in accumulation unit value ......   (17.67)%      62.41%     17.58%       9.59%        N/A
Number of accumulation units outstanding at
  end of period ...................................    149,696     148,279    105,233          95        N/A
-------------------------------------------------------------------------------------------------------------
VP VALUE FUND (E)
-------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ....     $1.252      $1.276     $1.229      $1.000        N/A
Accumulation unit value at end of period ..........     $1.465      $1.252     $1.276      $1.229        N/A
Percentage change in accumulation unit value ......     17.00%     (1.84)%      3.77%      22.93%        N/A
Number of accumulation units outstanding at
  end of period ...................................    300,917     300,067    111,175      19,126        N/A
-------------------------------------------------------------------------------------------------------------
BERGER INSTITUTIONAL PRODUCTS TRUST:
GROWTH FUND (E)
-------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ....     $1.930      $1.307     $1.136      $1.000        N/A
Accumulation unit value at end of period ..........     $1.576      $1.930     $1.307      $1.136        N/A
Percentage change in accumulation unit value ......   (18.36)%      47.65%     15.13%      13.55%        N/A
Number of accumulation units outstanding at
  end of period ...................................    466,810     225,562    196,342      42,167        N/A

   1995    1994    1993    1992   1991
==========================================

------------------------------------------


------------------------------------------
      N/A     N/A    N/A     N/A     N/A
      N/A     N/A    N/A     N/A     N/A
      N/A     N/A    N/A     N/A     N/A

      N/A     N/A    N/A     N/A     N/A
-----------------------------------------

-----------------------------------------
   $1.000     N/A    N/A     N/A     N/A
   $1.411     N/A    N/A     N/A     N/A
   41.12%     N/A    N/A     N/A     N/A

   48,284     N/A    N/A     N/A     N/A
-----------------------------------------

-----------------------------------------
      N/A     N/A    N/A     N/A     N/A
      N/A     N/A    N/A     N/A     N/A
      N/A     N/A    N/A     N/A     N/A

      N/A     N/A    N/A     N/A     N/A
------------------------------------------

------------------------------------------
   $1.000     N/A    N/A     N/A     N/A
   $1.222     N/A    N/A     N/A     N/A
   22.18%     N/A    N/A     N/A     N/A

  421,326     N/A    N/A     N/A     N/A
-----------------------------------------


-----------------------------------------
      N/A     N/A    N/A     N/A     N/A
      N/A     N/A    N/A     N/A     N/A
      N/A     N/A    N/A     N/A     N/A

      N/A     N/A    N/A     N/A     N/A
-----------------------------------------

-----------------------------------------
      N/A     N/A    N/A     N/A     N/A
      N/A     N/A    N/A     N/A     N/A
      N/A     N/A    N/A     N/A     N/A

      N/A     N/A    N/A     N/A     N/A
----------------------------------------

----------------------------------------
      N/A     N/A    N/A     N/A     N/A
      N/A     N/A    N/A     N/A     N/A
      N/A     N/A    N/A     N/A     N/A

      N/A     N/A    N/A     N/A     N/A
----------------------------------------


----------------------------------------
      N/A     N/A    N/A     N/A     N/A
      N/A     N/A    N/A     N/A     N/A
      N/A     N/A    N/A     N/A     N/A

      N/A     N/A    N/A     N/A     N/A

--------------------------------------------------------------------------------

                                                                2000        1999         1998        1997
=============================================================================================================
-------------------------------------------------------------------------------------------------------------
LARGE CAP GROWTH FUND (E)
-------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period .............    $2.375      $1.509      $1.219       $1.000
Accumulation unit value at end of period ...................    $2.099      $2.375      $1.509       $1.219
Percentage change in accumulation unit value ...............  (11.64)%      57.47%      23.79%       21.87%
Number of accumulation units outstanding at end of period ..   548,888     237,838     115,344       64,326
-------------------------------------------------------------------------------------------------------------
INTERNATIONAL FUND (E)
-------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period .............    $1.455      $1.118      $0.972       $1.000
Accumulation unit value at end of period ...................    $1.294      $1.455      $1.118       $0.972
Percentage change in accumulation unit value ...............  (11.05)%      30.10%      14.97%      (2.75)%
Number of accumulation units outstanding at end of period ..     7,738       1,907           0        3,085
-------------------------------------------------------------------------------------------------------------
NEW GENERATION FUND (G)
-------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period .............    $1.000         N/A         N/A          N/A
Accumulation unit value at end of period ...................    $0.588         N/A         N/A          N/A
Percentage change in accumulation unit value ...............  (41.20)%         N/A         N/A          N/A
Number of accumulation units outstanding at end of period ..    96,214         N/A         N/A          N/A
-------------------------------------------------------------------------------------------------------------
SMALL COMPANY GROWTH FUND (E)
-------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period .............    $2.626      $1.386      $1.374       $1.000
Accumulation unit value at end of period ...................    $2.423      $2.626      $1.386       $1.374
Percentage change in accumulation unit value ...............   (7.74)%      89.55%       0.85%       37.38%
Number of accumulation units outstanding at end of period ..   442,433     158,133      83,064        1,949
-------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST:
BALANCED PORTFOLIO (B)
-------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period .............    $2.874      $2.219      $2.030       $1.740
Accumulation unit value at end of period ...................    $3.053      $2.874      $2.219       $2.030
Percentage change in accumulation unit value ...............     6.22%      29.55%       9.27%       16.68%
Number of accumulation units outstanding at end of period .. 5,974,170   6,250,754   7,300,114    6,907,154
-------------------------------------------------------------------------------------------------------------
CONSECO 20 FOCUS PORTFOLIO (G)
-------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period .............    $1.000         N/A         N/A          N/A
Accumulation unit value at end of period ...................    $0.844         N/A         N/A          N/A
Percentage change in accumulation unit value ...............  (15.60)%         N/A         N/A          N/A
Number of accumulation units outstanding at end of period ..   147,829         N/A         N/A          N/A
-------------------------------------------------------------------------------------------------------------
EQUITY PORTFOLIO - QUALIFIED (C)
-------------------------------------------------------------------------------------------------------------
Accumulation unit value  at beginning of period ............   $36.036     $24.295     $21.148      $17.933
Accumulation unit value at end of period ...................   $36.778     $36.036     $24.295      $21.148
Percentage change in accumulation unit value ...............     2.06%      48.33%      14.88%       17.93%
Number of accumulation units outstanding at end of period .. 5,664,08    6,177,795   7,294,849    8,714,598
-------------------------------------------------------------------------------------------------------------
EQUITY - NON-QUALIFIED (C)
-------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period .............   $28.526     $19.232     $16.740      $14.195
Accumulation unit value at end of period ...................    29.113     $28.526     $19.232      $16.740
Percentage change in accumulation unit value ...............     2.06%      48.33%      14.88%       17.93%
Number of accumulation units  outstanding at end of period .   126,693     154,728     223,506      274,648
-------------------------------------------------------------------------------------------------------------
FIXED INCOME PORTFOLIO - QUALIFIED (D)
-------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period .............    $5.674      $5.738      $5.445       $4.990
Accumulation unit value  at end of period ..................    $6.188      $5.674      $5.738       $5.445
Percentage change in accumulation unit value ...............     9.06%     (1.12)%       5.39%        9.11%
Number of accumulation units outstanding at end of period .. 1,750,249   2,139,411   2,455,411    2,784,065

       1996       1995           1994          1993         1992        1991
================================================================================
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
        N/A         N/A          N/A            N/A         N/A          N/A
        N/A         N/A          N/A            N/A         N/A          N/A
        N/A         N/A          N/A            N/A         N/A          N/A
        N/A         N/A          N/A            N/A         N/A          N/A
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
        N/A         N/A          N/A            N/A         N/A          N/A
        N/A         N/A          N/A            N/A         N/A          N/A
        N/A         N/A          N/A            N/A         N/A          N/A
        N/A         N/A          N/A            N/A         N/A          N/A
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
        N/A         N/A          N/A            N/A         N/A          N/A
        N/A         N/A          N/A            N/A         N/A          N/A
        N/A         N/A          N/A            N/A         N/A          N/A
        N/A         N/A          N/A            N/A         N/A          N/A
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
        N/A         N/A          N/A            N/A         N/A          N/A
        N/A         N/A          N/A            N/A         N/A          N/A
        N/A         N/A          N/A            N/A         N/A          N/A
        N/A         N/A          N/A            N/A         N/A          N/A
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
     $1.370      $1.052       $1.068         $1.000         N/A          N/A
     $1.740      $1.370       $1.052         $1.068         N/A          N/A
     27.01%      30.19%      (1.51)%          6.84%         N/A          N/A
  5,801,102   5,007,682    3,888,125      2,257,426         N/A          N/A
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
        N/A         N/A          N/A            N/A         N/A          N/A
        N/A         N/A          N/A            N/A         N/A          N/A
        N/A         N/A          N/A            N/A         N/A          N/A
        N/A         N/A          N/A            N/A         N/A          N/A
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    $12.448      $9.191       $9.069         $8.492      $8.292       $5.827
    $17.933     $12.448       $9.191         $9.069      $8.492       $8.292
     44.06%      35.44%        1.35%          6.79%       2.41%       42.30%
  8,464,009   7,950,068    7,356,167      6,310,119   5,499,342    4,667,263
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     $9.854      $7.275       $7.179         $6.722      $6.564       $4.612
    $14.195      $9.854       $7.275         $7.179      $6.722       $6.564
     44.06%      35.44%        1.35%          6.79%       2.41%       42.30%
    283,828     286,775      271,457        252,573     191,299      152,332
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     $4.790      $4.080       $4.224         $3.768      $3.466       $2.899
     $4.990      $4.790       $4.080         $4.224      $3.768       $3.466
      4.19%      17.38%      (3.41)%         12.12%       8.70%       19.57%
  2,973,412   3,072,607    2,961,739      3,003,770   2,490,084    2,145,672

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2001 ACCOUNT C
                                                                   GROUP ANNUITY
--------------------------------------------------------------------------------


CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                   2000      1999        1998        1997         1996         1995
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
FIXED INCOME PORTFOLIO - NON-QUALIFIED (D)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value  at beginning of period ...............   $5.452     $5.514      $5.232      $4.795       $4.602      $3.921
Accumulation unit value at end of period ......................   $5.945     $5.452      $5.514      $5.232       $4.795      $4.602
Percentage change in accumulation unit value ..................    9.06%    (1.12)%       5.39%       9.11%        4.19%      17.38%
Number of accumulation units outstanding at end of period .....   55,818     69,191      93,115     125,557      136,642     179,684
------------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT SECURITIES PORTFOLIO (B)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ................   $1.290     $1.336      $1.261      $1.176       $1.156      $0.995
Accumulation unit value at end of period ......................   $1.427     $1.290      $1.336      $1.261       $1.176      $1.156
Percentage change in accumulation unit value ..................   10.58%    (3.44)%       6.01%       7.19%        1.72%      16.18%
Number of accumulation units outstanding at end of period .....  414,137    989,803     702,665     485,631      365,164     422,359
------------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD PORTFOLIO (G)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ................   $1.000        N/A         N/A         N/A          N/A         N/A
Accumulation unit value at end of period ......................   $1.025        N/A         N/A         N/A          N/A         N/A
Percentage change in accumulation unit value ..................    2.50%        N/A         N/A         N/A          N/A         N/A
Number of accumulation units outstanding at end of period .....   11,801        N/A         N/A         N/A          N/A         N/A
------------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO (D)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ................   $2.930     $2.821      $2.708      $2.598       $2.496      $2.387
Accumulation unit value at end of period ......................   $3.080     $2.930      $2.821      $2.708       $2.598      $2.496
Percentage change in accumulation unit value ..................    5.12%      3.85%       4.18%       4.22%        4.10%       4.57%
Number of accumulation units outstanding at end of period .....2,302,771  3,362,182   1,922,118   1,624,326    1,849,618   1,538,629
------------------------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
(A) (INITIAL SHARES)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ................   $2.964     $2.301      $1.796      $1.413       $1.178      $1.000
Accumulation unit value at end of period ......................   $2.610     $2.964      $2.301      $1.796       $1.413      $1.178
Percentage change in accumulation unit value .................. (11.93)%     28.79%      28.09%      27.11%       20.01%      17.76%
Number of accumulation units outstanding at end of period .....1,946,033  1,607,964     802,406     359,437      114,173      27,728
------------------------------------------------------------------------------------------------------------------------------------
DREYFUS STOCK INDEX FUND: (A) (INITIAL SHARES)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ................   $2.808     $2.352      $1.853      $1.402       $1.160      $1.000
Accumulation unit value at end of period ......................   $2.522     $2.808      $2.352      $1.853       $1.402      $1.160
Percentage change in accumulation unit value .................. (10.20)%     19.40%      26.94%      32.20%       20.79%      16.03%
Number of accumulation units outstanding at end of period .....8,840,618  8,745,043   5,996,870   3,025,807    1,395,520     561,967
------------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND: (INITIAL SHARES)
DISCIPLINED STOCK PORTFOLIO (F)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ................   $1.260     $1.075      $1.000         N/A          N/A         N/A
Accumulation unit value at end of period ......................   $1.133     $1.260      $1.075         N/A          N/A         N/A
Percentage change in accumulation unit value .................. (10.11)%     17.27%       7.48%         N/A          N/A         N/A
Number of accumulation units outstanding at end of period .....  331,573     57,395      18,002         N/A          N/A         N/A
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL VALUE PORTFOLIO (F)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ................   $1.195     $0.944      $1.000         N/A          N/A         N/A
Accumulation unit value at end of period ......................   $1.139     $1.195      $0.944         N/A          N/A         N/A
Percentage change in accumulation unit value ..................  (4.68)%     26.55%     (5.58)%         N/A          N/A         N/A
Number of accumulation units outstanding at end of period .....   34,328      5,892           0         N/A          N/A         N/A
------------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES:
HIGH INCOME BOND FUND II (A)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ................   $1.405     $1.387      $1.364      $1.210       $1.070      $1.000
Accumulation unit value at end of period ......................   $1.265     $1.405      $1.387      $1.364       $1.210      $1.070
Percentage change in accumulation unit value ..................  (9.96)%      1.29%       1.68%      12.70%       13.17%       6.96%
Number of accumulation units outstanding at end of period .....  410,607    521,675     402,613     103,898       44,124       1,178

   1994       1993       1992         1991
---------------------------------------------

---------------------------------------------

---------------------------------------------
   $4.059      $3.620      $3.330      $2.785
   $3.921      $4.059      $3.620      $3.330
  (3.41)%      12.12%       8.70%      19.57%
  197,847     185,569     123,618      98,273
---------------------------------------------

---------------------------------------------
   $1.034      $1.000         N/A         N/A
   $0.995      $1.034         N/A         N/A
  (3.79)%       3.42%         N/A         N/A
  335,451     535,607         N/A         N/A
---------------------------------------------

---------------------------------------------
      N/A         N/A         N/A         N/A
      N/A         N/A         N/A         N/A
      N/A         N/A         N/A         N/A
      N/A         N/A         N/A         N/A
---------------------------------------------

---------------------------------------------
   $2.321      $2.280      $2.224      $2.120
   $2.387      $2.321      $2.280      $2.224
    2.85%       1.79%       2.52%       4.89%
1,619,841   1,465,429   1,790,486   1,762,019
---------------------------------------------


---------------------------------------------
      N/A         N/A         N/A         N/A
      N/A         N/A         N/A         N/A
      N/A         N/A         N/A         N/A
      N/A         N/A         N/A         N/A
---------------------------------------------

---------------------------------------------
      N/A         N/A         N/A         N/A
      N/A         N/A         N/A         N/A
      N/A         N/A         N/A         N/A
      N/A         N/A         N/A         N/A
---------------------------------------------


---------------------------------------------
      N/A         N/A         N/A         N/A
      N/A         N/A         N/A         N/A
      N/A         N/A         N/A         N/A
      N/A         N/A         N/A         N/A
---------------------------------------------

---------------------------------------------
      N/A         N/A         N/A         N/A
      N/A         N/A         N/A         N/A
      N/A         N/A         N/A         N/A
      N/A         N/A         N/A         N/A
---------------------------------------------


---------------------------------------------
      N/A         N/A         N/A         N/A
      N/A         N/A         N/A         N/A
      N/A         N/A         N/A         N/A
      N/A         N/A         N/A         N/A

--------------------------------------------------------------------------------

                                                                     2000       1999        1998     1997         1996
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND II (A)
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ..............       $2.734      $1.494     $1.201    $1.102        $1.028
Accumulation unit value at end of period ....................       $2.095      $2.734     $1.494    $1.201        $1.102
Percentage change in accumulation unit value ................     (23.38)%      83.05%     24.33%     8.99%         7.23%
Number of accumulation units outstanding at end of period....      227,718     158,076    153,805   117,785        70,090
---------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES:
UTILITY FUND II (A)
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ..............       $1.770      $1.758     $1.558    $1.243        $1.125
Accumulation unit value at end of period ....................       $1.595      $1.770     $1.758    $1.558        $1.243
Percentage change in accumulation unit value ................      (9.88)%       0.68%     12.82%    25.38%        10.45%
Number of accumulation units outstanding at end of period ...      316,840     417,936    428,133   196,753       111,929
---------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUND:
EQUITY INCOME PORTFOLIO (F)
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ..............       $1.173      $1.032     $1.000       N/A           N/A
Accumulation unit value at end of period ....................       $1.218      $1.173     $1.032       N/A           N/A
Percentage change in accumulation unit value ................        3.80%      13.70%      3.20%       N/A           N/A
Number of accumulation units outstanding at end of period ...       22,761      12,180     34,697       N/A           N/A
---------------------------------------------------------------------------------------------------------------------------
HIGH YIELD PORTFOLIO (F)
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ..............       $1.030      $0.953     $1.000       N/A           N/A
Accumulation unit value at end of period ....................       $0.901      $1.030     $0.953       N/A           N/A
Percentage change in accumulation unit value ................     (12.56)%       8.11%    (4.69)%       N/A           N/A
Number of accumulation units outstanding at end of period....       91,169     119,099     22,719       N/A           N/A
---------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES:
AGGRESSIVE GROWTH PORTFOLIO (A)
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ..............       $4.489      $2.011     $1.513      $1.357      $1.269
Accumulation unit value at end of period ....................       $3.030      $4.489     $2.011      $1.513      $1.357
Percentage change in accumulation unit value ................     (32.49)%     123.17%     32.92%      11.54%       6.87%
Number of accumulation units outstanding at end of period ...    3,896,189   2,363,771  1,484,765   1,145,154     881,491
---------------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO (A)
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ..............       $3.193      $2.240     $1.668      $1.372      $1.170
Accumulation unit value at end of period ....................       $2.701      $3.193     $2.240      $1.668      $1.372
Percentage change in accumulation unit value ................     (15.40)%      42.55%     34.31%      21.53%      17.27%
Number of accumulation units outstanding at end of period....    4,537,896   3,595,530  1,722,621   1,026,609     570,927
---------------------------------------------------------------------------------------------------------------------------
WORLDWIDE GROWTH PORTFOLIO (A)
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ..............       $3.898      $2.394     $1.876      $1.551      $1.214
Accumulation unit value at end of period ....................       $3.254      $3.898     $2.394      $1.876      $1.551
Percentage change in accumulation unit value ................     (16.52)%      62.82%     27.64%      20.94%      27.74%
Number of accumulation units outstanding at end of period....    9,424,505   8,203,823  6,332,820   4,929,502   1,845,276
---------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES INC.:
EQUITY PORTFOLIO (F)
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ..............       $1.133      $1.058     $1.000         N/A         N/A
Accumulation unit value at end of period ....................       $1.121      $1.133     $1.058         N/A         N/A
Percentage change in accumulation unit value ................      (1.07)%       7.09%      5.81%         N/A         N/A
Number of accumulation units outstanding at end of period....       17,246       1,022          0         N/A         N/A
---------------------------------------------------------------------------------------------------------------------------
SMALL CAP PORTFOLIO (F)
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ..............       $0.893      $0.858     $1.000         N/A         N/A
Accumulation unit value at end of period ....................       $1.070      $0.893     $0.858         N/A         N/A
Percentage change in accumulation unit value ................       19.87%       4.08%   (14.23)%         N/A         N/A
Number of accumulation units outstanding at end of period....       10,017          44      4,307         N/A         N/A

  1995    1994   1993  1992   1991
-----------------------------------

-----------------------------------

-----------------------------------
  $1.000    N/A   N/A   N/A    N/A
  $1.028    N/A   N/A   N/A    N/A
   2.80%    N/A   N/A   N/A    N/A
   9,399    N/A   N/A   N/A    N/A
-----------------------------------


-----------------------------------
  $1.000    N/A   N/A   N/A    N/A
  $1.125    N/A   N/A   N/A    N/A
  12.53%    N/A   N/A   N/A    N/A
  53,189    N/A   N/A   N/A    N/A
-----------------------------------


-----------------------------------
     N/A    N/A   N/A   N/A    N/A
     N/A    N/A   N/A   N/A    N/A
     N/A    N/A   N/A   N/A    N/A
     N/A    N/A   N/A   N/A    N/A
-----------------------------------

-----------------------------------
     N/A    N/A   N/A   N/A    N/A
     N/A    N/A   N/A   N/A    N/A
     N/A    N/A   N/A   N/A    N/A
     N/A    N/A   N/A   N/A    N/A
-----------------------------------


-----------------------------------
  $1.000    N/A   N/A   N/A    N/A
  $1.269    N/A   N/A   N/A    N/A
  26.93%    N/A   N/A   N/A    N/A
 398,348    N/A   N/A   N/A    N/A
-----------------------------------

-----------------------------------
  $1.000    N/A   N/A   N/A    N/A
  $1.170    N/A   N/A   N/A    N/A
  17.02%    N/A   N/A   N/A    N/A
 144,293    N/A   N/A   N/A    N/A
-----------------------------------

-----------------------------------
  $1.000    N/A   N/A   N/A    N/A
  $1.214    N/A   N/A   N/A    N/A
  21.40%    N/A   N/A   N/A    N/A
 230,889    N/A   N/A   N/A    N/A
-----------------------------------


-----------------------------------
     N/A    N/A   N/A   N/A    N/A
     N/A    N/A   N/A   N/A    N/A
     N/A    N/A   N/A   N/A    N/A
     N/A    N/A   N/A   N/A    N/A
-----------------------------------

-----------------------------------
     N/A    N/A   N/A   N/A    N/A
     N/A    N/A   N/A   N/A    N/A
     N/A    N/A   N/A   N/A    N/A
     N/A    N/A   N/A   N/A    N/A


                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2001 ACCOUNT C
                                                                   GROUP ANNUITY
--------------------------------------------------------------------------------


CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                  2000        1999     1998        1997      1996
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.:
GROWTH AND INCOME PORTFOLIO (F)
------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...............    $1.164     $1.007    $1.000        N/A       N/A
Accumulation unit value at end of period .....................    $1.335     $1.164    $1.007        N/A       N/A
Percentage change in accumulation unit value .................    14.67%     15.58%     0.73%        N/A       N/A
Number of accumulation units outstanding at end of period.....    38,899     13,117    13,870        N/A       N/A
------------------------------------------------------------------------------------------------------------------
MITCHELL HUTCHINS SERIES TRUST:
GROWTH AND INCOME PORTFOLIO (F)
------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...............    $1.084     $0.992    $1.000        N/A       N/A
Accumulation unit value at end of period .....................    $1.024     $1.084    $0.992        N/A       N/A
Percentage change in accumulation unit value .................   (5.55)%      9.23%   (0.75)%        N/A       N/A
Number of accumulation units outstanding at end of period.....    10,919      6,825     5,287        N/A       N/A
------------------------------------------------------------------------------------------------------------------
NEUBERGER  BERMAN ADVISERS MANAGEMENT TRUST
LIMITED MATURITY BOND PORTFOLIO (E)
------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...............    $1.086     $1.081    $1.046     $1.000       N/A
Accumulation unit value at end of period .....................    $1.148     $1.086    $1.081     $1.046       N/A
Percentage change in accumulation unit value .................     5.70%      0.47%     3.35%      4.59%       N/A
Number of accumulation units outstanding at end of period.....   449,909     79,074   225,717          0       N/A
------------------------------------------------------------------------------------------------------------------
PARTNERS PORTFOLIO (E)
------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...............    $1.363     $1.283    $1.243     $1.000       N/A
Accumulation unit value at end of period .....................    $1.359     $1.363    $1.283     $1.243       N/A
Percentage change in accumulation unit value .................   (0.33)%      6.30%     3.17%     24.32%       N/A
Number of accumulation units outstanding at end of period.....   413,116    422,449   336,371     60,137       N/A
------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
NOVA PORTFOLIO (H)
------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...............   $18.407        N/A       N/A        N/A       N/A
Accumulation unit value at end of period .....................   $15.176        N/A       N/A        N/A       N/A
Percentage change in accumulation unit value .................  (17.55)%        N/A       N/A        N/A       N/A
Number of accumulation units outstanding at end of period.....       585        N/A       N/A        N/A       N/A
------------------------------------------------------------------------------------------------------------------
OTC PORTFOLIO (H)
------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...............   $39.086        N/A       N/A        N/A       N/A
Accumulation unit value at end of period .....................   $23.690        N/A       N/A        N/A       N/A
Percentage change in accumulation unit value .................  (39.39)%        N/A       N/A        N/A       N/A
Number of accumulation units outstanding at end of period.....    14,991        N/A       N/A        N/A       N/A
------------------------------------------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS, INC
COMMUNICATIONS AND INFORMATION PORTFOLIO (CLASS 2) (G)
------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...............    $1.000        N/A       N/A        N/A       N/A
Accumulation unit value at end of period .....................    $0.556        N/A       N/A        N/A       N/A
Percentage change in accumulation unit value .................  (44.40)%        N/A       N/A        N/A       N/A
Number of accumulation units outstanding at end of period.....   240,260        N/A       N/A        N/A       N/A
------------------------------------------------------------------------------------------------------------------
GLOBAL TECHNOLOGY PORTFOLIO (CLASS 2) (G)
------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...............    $1.000        N/A       N/A        N/A       N/A
Accumulation unit value at end of period .....................    $0.675        N/A       N/A        N/A       N/A
Percentage change in accumulation unit value .................  (32.50)%        N/A       N/A        N/A       N/A
Number of accumulation units outstanding at end of period.....    68,037        N/A       N/A        N/A       N/A
------------------------------------------------------------------------------------------------------------------
STRONG VARIABLE INSURANCE FUNDS, INC.:
MID CAP GROWTH FUND II (E)
------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...............    $3.050     $1.622    $1.274     $1.000       N/A
Accumulation unit value at end of period .....................    $2.571     $3.050    $1.622     $1.274       N/A
Percentage change in accumulation unit value .................  (15.71)%     87.99%    27.40%     27.35%       N/A
Number of accumulation units outstanding at end of period.....   491,584    110,428   145,329      3,989       N/A

  1995   1994   1993      1992     1991
----------------------------------------

----------------------------------------


----------------------------------------
   N/A    N/A     N/A      N/A     N/A
   N/A    N/A     N/A      N/A     N/A
   N/A    N/A     N/A      N/A     N/A
   N/A    N/A     N/A      N/A     N/A
----------------------------------------


----------------------------------------
   N/A    N/A     N/A      N/A     N/A
   N/A    N/A     N/A      N/A     N/A
   N/A    N/A     N/A      N/A     N/A
   N/A    N/A     N/A      N/A     N/A
----------------------------------------


----------------------------------------
   N/A    N/A     N/A      N/A     N/A
   N/A    N/A     N/A      N/A     N/A
   N/A    N/A     N/A      N/A     N/A
   N/A    N/A     N/A      N/A     N/A
----------------------------------------

----------------------------------------
   N/A    N/A     N/A      N/A     N/A
   N/A    N/A     N/A      N/A     N/A
   N/A    N/A     N/A      N/A     N/A
   N/A    N/A     N/A      N/A     N/A
----------------------------------------


----------------------------------------
   N/A    N/A     N/A      N/A     N/A
   N/A    N/A     N/A      N/A     N/A
   N/A    N/A     N/A      N/A     N/A
   N/A    N/A     N/A      N/A     N/A
----------------------------------------

----------------------------------------
   N/A    N/A     N/A      N/A     N/A
   N/A    N/A     N/A      N/A     N/A
   N/A    N/A     N/A      N/A     N/A
   N/A    N/A     N/A      N/A     N/A
----------------------------------------


----------------------------------------
   N/A    N/A     N/A      N/A     N/A
   N/A    N/A     N/A      N/A     N/A
   N/A    N/A     N/A      N/A     N/A
   N/A    N/A     N/A      N/A     N/A
----------------------------------------

----------------------------------------
   N/A    N/A     N/A      N/A     N/A
   N/A    N/A     N/A      N/A     N/A
   N/A    N/A     N/A      N/A     N/A
   N/A    N/A     N/A      N/A     N/A
----------------------------------------


----------------------------------------
   N/A    N/A     N/A      N/A     N/A
   N/A    N/A     N/A      N/A     N/A
   N/A    N/A     N/A      N/A     N/A
   N/A    N/A     N/A      N/A     N/A

--------------------------------------------------------------------------------

                                                                  2000      1999       1998     1997      1996
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
STRONG OPPORTUNITY FUND II (E):
---------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...............   $1.852     $1.386     $1.233   $1.000      N/A
Accumulation unit value at end of period .....................   $1.954     $1.852     $1.386   $1.233      N/A
Percentage change in accumulation unit value .................    5.53%     33.57%     12.41%   23.32%      N/A
Number of accumulation units outstanding at end of period ....  186,616    160,380     89,350    4,089      N/A
---------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST
WORLDWIDE BOND FUND (A)
---------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...............   $1.070     $1.172     $1.050   $1.036   $1.021
Accumulation unit value at end of period .....................   $1.079     $1.070     $1.172   $1.050   $1.036
Percentage change in accumulation unit value .................    0.87%    (8.74)%     11.63%    1.37%    1.50%
Number of accumulation units outstanding at end of period ....   51,708     37,696     30,830   16,578   23,735
---------------------------------------------------------------------------------------------------------------
WORLDWIDE EMERGING MARKETS FUND (E)
---------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...............   $1.044     $0.527     $0.808   $1.000      N/A
Accumulation unit value at end of period .....................   $0.601     $1.044     $0.527   $0.808      N/A
Percentage change in accumulation unit value ................. (42.44)%     98.29%   (34.80)% (19.24)%      N/A
Number of accumulation units outstanding at end of period ....  179,333    253,897    177,924   99,333      N/A
---------------------------------------------------------------------------------------------------------------
WORLDWIDE HARD ASSETS FUND (A)
---------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...............   $1.006     $0.840     $1.228   $1.262   $1.080
Accumulation unit value at end of period .....................   $1.110     $1.006     $0.840   $1.228   $1.262
Percentage change in accumulation unit value .................   10.30%     19.80%   (31.62)%  (2.66)%   16.88%
Number of accumulation units outstanding at end of period ....  199,902    556,013    198,619  280,960   49,773
---------------------------------------------------------------------------------------------------------------
WORLDWIDE REAL ESTATE FUND (F)
---------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...............   $0.828     $0.854     $1.000      N/A      N/A
Accumulation unit value at end of period .....................   $0.973     $0.828     $0.854      N/A      N/A
Percentage change in accumulation unit value .................   17.49%    (2.99)%   (14.63)%      N/A      N/A
Number of accumulation units outstanding at end of period ....   18,412     14,855      3,276      N/A      N/A
---------------------------------------------------------------------------------------------------------------

   1995     1994    1993   1992   1991
---------------------------------------
---------------------------------------

---------------------------------------
    N/A      N/A     N/A    N/A    N/A
    N/A      N/A     N/A    N/A    N/A
    N/A      N/A     N/A    N/A    N/A
    N/A      N/A     N/A    N/A    N/A
---------------------------------------


---------------------------------------
 $1.000      N/A     N/A    N/A    N/A
 $1.021      N/A     N/A    N/A    N/A
  2.05%      N/A     N/A    N/A    N/A
  6,030      N/A     N/A    N/A    N/A
---------------------------------------

---------------------------------------
    N/A      N/A     N/A    N/A    N/A
    N/A      N/A     N/A    N/A    N/A
    N/A      N/A     N/A    N/A    N/A
    N/A      N/A     N/A    N/A    N/A
---------------------------------------

---------------------------------------
 $1.000      N/A     N/A    N/A    N/A
 $1.080      N/A     N/A    N/A    N/A
  7.97%      N/A     N/A    N/A    N/A
 27,240      N/A     N/A    N/A    N/A
---------------------------------------

---------------------------------------
    N/A      N/A     N/A    N/A     N/A
    N/A      N/A     N/A    N/A     N/A
    N/A      N/A     N/A    N/A     N/A
    N/A      N/A     N/A    N/A     N/A
---------------------------------------

(a) This unit value was $1.000 on the inception date of June 1, 1995.
(b) This unit value was $1.000 on the inception date of May 1, 1993.
(c) This unit value was $1.000 on the  inception date of December 3, 1965.
(d) This unit value was $1.000 on the inception date of May 19, 1981.
(e) This unit value was $1.000 on the  inception date of May 1, 1997.
(f) This unit value was $1.000 on the inception date of May 1, 1998.
(g) This unit value was $1.000 on the inception date of May 1, 2000.
(h) These unit values were $18.407 for Rydex Nova and $39.086 for Rydex OTC on the inception date of May 1, 2000.

   There are no accumulation unit values shown for the following sub-accounts because they were not available under your Contract until after May 1, 2001:
   Federated International Small Company Fund II, First American Large Cap Growth Portfolio, First American Mid Cap Growth Portfolio, INVESCO VIF--Financial Services Fund, INVESCO VIF--Health Sciences Fund, INVESCO
   VIF--Real Estate Opportunity Fund, INVESCO VIF--Technology Fund, INVESCO
   VIF--Telecommunications Fund, Neuberger Berman--Midcap Growth Portfolio, Pioneer Fund VCT Portfolio, Pioneer Fund Equity-Income VCT Portfolio, Pioneer Fund Europe VCT Portfolio and Rydex U.S. Government Money Market Fund.

40

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                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2001 ACCOUNT C
                                                                   GROUP ANNUITY
--------------------------------------------------------------------------------

APPENDIX B--MORE INFORMATION ABOUT THE FUNDS

   Below is a summary of the investment objectives and strategies of each investment portfolio available under the Contract. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

   The Fund prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks of each portfolio.

CONSECO SERIES TRUST

   Conseco Series Trust is managed by Conseco Capital Management, Inc. (CCM) which is an affiliate of Conseco Variable. Conseco Series Trust is a mutual fund with multiple portfolios. The following portfolios are available under the
Contract:

CONSECO 20 FOCUS PORTFOLIO

   The Conseco 20 Focus Portfolio seeks capital appreciation. Normally, the Portfolio will invest at least 65% of its assets in common stocks of companies that the Adviser believes have above-average growth prospects. The Portfolio is non-diversified and will normally concentrate its investments in a core position of approximately 20-30 common stocks.

EQUITY PORTFOLIO

   The Equity Portfolio seeks to provide a high total return consistent with preservation of capital and a prudent level of risk. The portfolio will invest primarily in selected equity securities, including common stocks and other securities having the investment characteristics of common stocks, such as convertible securities and warrants.

BALANCED PORTFOLIO

   The Balanced Portfolio seeks a high total investment return, consistent with the preservation of capital and prudent investment risk. Normally, the portfolio invests approximately 50-65% of its assets in equity securities, and the remainder in a combination of fixed income securities, or cash equivalents.

HIGH YIELD PORTFOLIO

   The High Yield Portfolio seeks to provide a high level of current income with a secondary objective of capital appreciation. Normally, the adviser invests at least 65% of the Portfolio's assets in below investment grade securities (those rated BB+/Ba1 or lower by independent rating agencies).

FIXED INCOME PORTFOLIO

   The Fixed Income Portfolio seeks the highest level of income consistent with preservation of capital. The portfolio invests primarily in investment grade debt securities.

GOVERNMENT SECURITIES PORTFOLIO

   The Government Securities Portfolio seeks safety of capital, liquidity and current income. The portfolio will invest primarily in securities issued by the U.S. government or an agency or instrumentality of the U.S. government.

MONEY MARKET PORTFOLIO

   The Money Market Portfolio seeks current income consistent with stability of capital and liquidity. The portfolio may invest in U.S. government securities, bank obligations, commercial paper obligations, short-term corporate debt securities and municipal obligations.

THE ALGER AMERICAN FUND

   The Alger American Fund is a mutual fund with multiple portfolios. The manager of the fund is Fred Alger Management, Inc. The following portfolios are available under the Contract:

ALGER AMERICAN GROWTH PORTFOLIO

   The Alger American Growth Portfolio seeks long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies.

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

   The Alger American Leveraged AllCap Portfolio seeks long-term capital appreciation. Under normal circumstances, the portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential. The portfolio can borrow money in amounts of up to one-third of its total assets to buy additional securities.

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

   The Alger American MidCap Growth Portfolio seeks long-term capital appreciation. It focuses on midsize companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the S&P MidCap 400 Index.

--------------------------------------------------------------------------------

ALGER AMERICAN SMALL
CAPITALIZATION PORTFOLIO

   The Alger American Small Capitalization Portfolio seeks long-term capital appreciation. It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies.

 AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

   American Century Variable Portfolios, Inc. is a mutual fund with multiple portfolios. The fund's investment adviser is American Century Investment Management, Inc. The following portfolios are available under the Contract:

VP INCOME & GROWTH FUND

   The VP Income & Growth Fund seeks dividend growth, current income and capital appreciation by investing in common stocks. The fund's investment strategy utilizes quantitative management techniques in a two-step process that draws heavily on computer technology.

VP INTERNATIONAL FUND

   The VP International Fund seeks capital growth. The fund managers use a growth investment strategy developed by American Century to invest in stocks of companies that they believe will increase in value over time. This strategy looks for companies with earnings and revenue growth. International investment involves special risk considerations. These include economic and political conditions, expected inflation rates and currency fluctuations.

VP VALUE FUND

   The VP Value Fund seeks long-term capital growth. Income is a secondary objective. In selecting stocks for the VP Value Fund, the fund managers look for stocks of medium to large companies that they believe are undervalued at the time of purchase.

BERGER INSTITUTIONAL PRODUCTS TRUST

   Berger Institutional Products Trust is a mutual fund with multiple portfolios. Berger LLC is the investment adviser for the Berger IPT--Growth Fund, Berger IPT--Large Cap Growth Fund, the Berger IPT--Small Company Growth Fund, the Berger IPT--New Generation Fund, and the Berger IPT--International Fund. BBOI Worldwide LLC, a joint venture between Berger LLC and the Bank of Ireland Asset Management (U.S.) Limited (BIAM) was the investment adviser for the Berger IPT--International Fund until May 12, 2000, when Berger LLC became the Fund's adviser. Berger LLC has delegated daily management of the Fund to BIAM as sub-adviser. The following companies provide investment management and administrative services to the Funds. The advisory fees paid to them for the most recent fiscal year are shown in the following table as a percentage of each Fund's average daily net assets. Berger LLC serves as investment adviser, sub-adviser or administrator to mutual funds and institutional investors. Berger LLC has been in the investment advisory business for 26 years. When acting as investment adviser, Berger LLC is responsible for managing the investment operations of the Funds. Berger LLC also provides administrative services to the Funds. BIAM serves as investment adviser or sub-adviser to pension and profit-sharing plans and other institutional investors and mutual funds. Bank of Ireland's investment management group was founded in 1966. As sub-adviser, BIAM provides day-to day management of the investment operations of the Berger IPT--International Fund.

BERGER IPT--GROWTH FUND (FORMERLY BERGER IPT--100 FUND)

   The Berger IPT--Growth Fund aims for long-term capital appreciation. In pursuing that goal, the fund primarily invests in the common stocks of established companies with the potential for strong growth potential.

BERGER IPT--LARGE CAP GROWTH FUND (FORMERLY, BERGER IPT--GROWTH AND INCOME FUND)

   The Berger IPT--Large Cap Growth Fund aims for capital appreciation. In pursuing that goal, the fund primarily invests in the securities of well-established companies that have the potential for growth.

BERGER IPT--SMALL COMPANY GROWTH FUND

   The Berger IPT--Small Company Growth Fund aims for capital appreciation. In pursuing that goal, the fund primarily invests in the common stocks of small companies with the potential for rapid revenue and earnings growth.

BERGER IPT--NEW GENERATION FUND

   The Berger IPT--New Generation Fund seeks capital appreciation. In pursuing that goal, the fund

42

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                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2001 ACCOUNT C
                                                                   GROUP ANNUITY
--------------------------------------------------------------------------------

primarily invests in the common stocks of companies believed to have the potential to change the direction or dynamics of the industries in which they operate or significantly influence the way businesses or consumers conduct their affairs.

BERGER IPT--INTERNATIONAL FUND

  The Berger IPT--International Fund aims for long-term capital appreciation. In pursuing that goal, the fund primarily invests in a portfolio consisting of common stocks of well-established foreign companies.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES)

   The Dreyfus Socially Responsible Growth Fund, Inc. is a mutual fund. The investment adviser for the fund is The Dreyfus Corporation and the sub-adviser is NCM Capital Management Group, Inc.

   The Dreyfus Socially Responsible Growth Fund, Inc. seeks to provide capital growth, with current income as a secondary goal. To pursue these goals, the fund invests primarily in the common stock of companies that, in the opinion of the fund's management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

DREYFUS STOCK INDEX FUND
(INITIAL SHARES)

   The Dreyfus Stock Index Fund is a mutual fund. The investment adviser for the fund is The Dreyfus Corporation and Mellon Equity Associates.

   The Dreyfus Stock Index Fund seeks to match the total return of the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the fund generally invests in all 500 stocks in the S&P 500 in proportion to their weighting in the index.

DREYFUS VARIABLE INVESTMENT FUND
(INITIAL SHARES)

   The Dreyfus Variable Investment Fund ("Dreyfus VIF") is a mutual fund with multiple portfolios. The investment adviser for the portfolios is The Dreyfus Corporation. The following portfolios are available under the Contract:

DREYFUS VIF--DISCIPLINED STOCK PORTFOLIO

   The Dreyfus VIF-Disciplined Stock Portfolio seeks investment returns (consisting of capital appreciation and income) that are greater than the total return performance of stocks represented by the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the portfolio invests in a blended portfolio of growth and value stocks chosen through a disciplined investment process.

DREYFUS VIF--INTERNATIONAL VALUE PORTFOLIO

   The Dreyfus VIF-International Value Portfolio seeks long-term capital growth. To pursue this goal, the portfolio ordinarily invests most of its assets in equity securities of foreign issuers which Dreyfus considers to be "value" companies.

FEDERATED INSURANCE SERIES

    Federated Insurance Series is a mutual fund with multiple portfolios. Federated Investment Management Company is the adviser to the Federated High Income Bond Fund II and the Federated Utility Fund II. Federated Global Investment Management Corp. is the adviser to the Federated International Equity Fund II and the Federated International Small Company Fund II. The following portfolios are available under the Contract:

FEDERATED HIGH INCOME BOND FUND II

   The Federated High Income Bond Fund II's investment objective is to seek high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities. The fund pursues its investment objective by investing in a diversified portfolio of high-yield, lower-rated corporate bonds.

FEDERATED UTILITY FUND II

   The Federated Utility Fund II's investment objective is to achieve high current income and moderate capital appreciation. The fund pursues its investment objective by investing under normal market conditions, at least 65% of its assets in equity securities (including convertible securities) of companies that derive at least 50% of their revenues from the provision of electricity, gas and telecommunications related services.

FEDERATED INTERNATIONAL EQUITY FUND II

   The Federated International Equity Fund II's investment objective is to obtain a total return on its assets. The fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities.

--------------------------------------------------------------------------------

FEDERATED INTERNATIONAL SMALL COMPANY FUND II

   The Federated International Small Company Fund II's investment objective is to provide long-term growth of capital. The fund pursues its investment objective by investing primarily in equity securities of foreign companies that have a market capitalization at the time of purchase of $1.5 billion or less.

FIRST AMERICAN INSURANCE
PORTFOLIOS

   First American Insurance Portfolios is a mutual fund with multiple portfolios. U.S. Bancorp Piper Jaffray Asset Management serves as the investment adviser to the Portfolios. The following portfolios are available under the contract:

FIRST AMERICAN LARGE CAP GROWTH PORTFOLIO

   First American Large Cap Growth Portfolio's investment objective is long-term growth of capital. Under normal market conditions, the Portfolio invests primarily (at least 75% of its total assets) in common stocks of companies that have market capitalizations of at least $5 billion at the time of purchase.

FIRST AMERICAN MID CAP GROWTH PORTFOLIO

   First American Mid Cap Growth Portfolio's investment objective is growth of capital. Under normal market conditions, the Portfolio invests primarily (at least 75% of its total assets) in common stocks of mid-capitalization companies that have market capitalizations at the time of purchase of at least within the range of market capitalizations of companies constituting the Russell Midcap Index.

INVESCO VARIABLE INVESTMENT FUNDS, INC.

   INVESCO Variable Investment Funds, Inc. is a mutual fund with multiple portfolios. INVESCO Funds Group, Inc. is the investment adviser for the Fund. The following portfolios are available under the contract:

INVESCO VIF--EQUITY INCOME FUND

   The INVESCO VIF--Equity Income Fund attempts to provide high total return through both growth and income from these investments. The fund primarily invests in dividend-paying common and preferred stocks. Although the fund focuses on the stocks of larger companies with a strong record of paying dividends, it also may invest in companies that have not paid regular dividends. The Fund's equity investments are limited to stocks that can be traded easily in the United States, it may however, invest in foreign securities in the form of American Depository Receipts (ADRs). The rest of the fund's assets are invested in debt securities, gen erally corporate bonds that are rated investment grade or better. The fund also may invest up to 15% of its assets in lower-grade debt securities commonly known as "junk bonds."

INVESCO VIF--HIGH YIELD FUND

   The INVESCO VIF--High Yield Fund seeks to provide a high level of current income, with growth of capital as a secondary objective. It invests primarily in lower-rated debt securities, commonly called "junk bonds" and preferred stock, including securities issued by foreign companies.

INVESCO VIF--FINANCIAL SERVICES FUND

    The INVESCO VIF--Financial Services Fund seeks to make an investment grow. It is aggressively managed. Although the Fund can invest in debt securities, it invests primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities. The Fund invests primarily in the equity securities of companies involved in the financial services sector.

INVESCO VIF--HEALTH SCIENCES FUND

   The INVESCO VIF--Health Sciences Fund seeks to make an investment grow. It is aggressively managed. Although the Fund can invest in debt securities, it invests primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as options and other investments whose values are based upon the values of equity securities. The fund invests primarily in the equity securities of companies that develop, produce or distribute products or services related to health care.

INVESCO VIF--REAL ESTATE OPPORTUNITY FUND

    The INVESCO VIF--Real Estate Opportunity Fund seeks to make an investment grow. It also seeks to provide current income. The Fund is aggressively managed. Although the Fund can invest in debt securities, it invests primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as in options and other instruments whose values are

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2001 ACCOUNT C
                                                                   GROUP ANNUITY
--------------------------------------------------------------------------------

based upon the values of equity securities. The Fund invests primarily in the equity securities of companies doing business in the real estate industry, including real estate investment trusts ("REITS").

INVESCO VIF--TECHNOLOGY FUND

   The INVESCO VIF--Technology Fund seeks to make an investment grow. It is aggressively managed. Although the Fund can invest in debt securities, it invests primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as options and other investments whose values are based upon the values of equity securities. The Fund invests primarily in the equity securities of companies engaged in technology-related industries.

INVESCO VIF--TELECOMMUNICATIONS FUND

   The INVESCO VIF--Telecommunications Fund seeks to make an investment grow. It also seeks to provide current income. It invests primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities. It can also invest in debt securities. The Fund invests primarily in the equity securites of companies engaged in the design, development, manufacture, distribution, or sale of communications services and equipment and companies that are involved in supplying equipment or services to such companies.

JANUS ASPEN SERIES

   Janus Aspen Series is a mutual fund with multiple portfolios. Janus Capital Corporation is the investment adviser to the fund. The following portfolios are available under your contract:

AGGRESSIVE GROWTH PORTFOLIO

   The Aggressive Growth Portfolio seeks long-term growth of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies.

GROWTH PORTFOLIO

   The Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential. Although the Portfolio can invest in companies of any size, it generally invests in larger, more established companies.

WORLDWIDE GROWTH PORTFOLIO

   The Worldwide Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks of compa nies of any size throughout the world. The portfolio normally invests in issuers from at least five different countries, including the United States. The portfolio may at times invest in fewer than five countries or even a single country.

LAZARD RETIREMENT SERIES, INC.

   Lazard Retirement Series, Inc. is a mutual fund with multiple portfolios. Lazard Asset Management serves as the investment manager of the portfolios. The investment manager is a division of Lazard Freres & Co., LLC, a New York limited liability company, which is registered as an investment adviser with the SEC. The following portfolios are available under the contract:

LAZARD RETIREMENT EQUITY PORTFOLIO

   The Lazard Retirement Equity Portfolio seeks long-term capital appreciation by investing primarily in equity securities, principally common stocks, of relatively large U.S. companies with market capitalizations in the range of the S&P 500(R)Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

LAZARD RETIREMENT SMALL CAP PORTFOLIO

   The Lazard Retirement Small Cap Portfolio seeks long-term capital appreciation by investing primarily in equity securities, principally common stocks, of relatively small U.S. companies with market capitalizations in the range of the Russell 2000(R) Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

LORD ABBETT SERIES FUND, INC.

   Lord Abbett Series Fund, Inc. is a mutual fund with multiple portfolios. The fund's investment adviser is Lord Abbett & Co. The following portfolio is available under the contract:

GROWTH AND INCOME PORTFOLIO

   The Growth and Income Portfolio's investment objective is long-term growth of capital and income without excessive fluctuations in market value.

--------------------------------------------------------------------------------

 MITCHELL HUTCHINS SERIES TRUST (NOT AVAILABLE FOR NEW SALES AS OF MAY 1, 2001)

   Mitchell Hutchins Series Trust is a mutual fund with multiple portfolios. Brinson Advisors, Inc. ("Brinson Advisors," formerly known as Mitchell Hutchins Asset Management, Inc.) serves as manager and administrator to the portfolio. Brinson Advisors has appointed Alliance Capital Management L.P. ("Alliance Capital") to serve as sub-adviser for the portfolio's investments. The following portfolio is available under the contract:

GROWTH AND INCOME PORTFOLIO

   The Growth and Income Portfolio's investment objective is current income and capital growth. The portfolio invests primarily in dividend-paying common stocks of large, well-established "blue-chip" companies. When the economic outlook is unfavorable for common stocks, the fund may invest in other types of securities, such as bonds, convertible bonds, preferred stocks and convertible preferred stocks.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

   Neuberger Berman Advisers Management Trust is a mutual fund with multiple portfolios. The fund is managed by Neuberger Berman Management, Inc. The following portfolios are available under the contract:

LIMITED MATURITY BOND PORTFOLIO

   The Limited Maturity Bond Portfolio seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal. To pursue these goals, the portfolio invests mainly in investment-grade bonds and other debt securities from U.S. government and corporate issuers. These may include mortgage-and-asset-backed securities.

PARTNERS PORTFOLIO

   The Partners Portfolio seeks growth of capital. To pursue this goal, the portfolio invests mainly in common stocks of mid- to large-capitalization companies. The managers look for well-managed companies whose stock prices are believed to be undervalued.

MIDCAP GROWTH PORTFOLIO

   The Midcap Growth Portfolio seeks growth of capital. To pursue this goal, the portfolio invests mainly in common stocks of mid-capitalization companies. The managers look for fast-growing companies that are in new or rapidly evolving industries.

PIONEER VARIABLE CONTRACTS TRUST

   Pioneer Variable Contracts Trust is managed by Pioneer Investment Management, Inc. The Pioneer Variable Contracts Trust is a mutual fund with multiple portfolios. The following Class II portfolios are available under the contract:

PIONEER FUND VCT PORTFOLIO

   The Pioneer Fund VCT Portfolio seeks reasonable income and capital growth. The Portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers.

PIONEER EQUITY-INCOME VCT PORTFOLIO

   The Pioneer Equity-Income VCT Portfolio seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.

PIONEER EUROPE VCT PORTFOLIO

   The Pioneer Europe VCT Portfolio seeks long-term growth of capital. The portfolio invests primarily in equity securities of European issuers.

RYDEX VARIABLE TRUST

   Rydex Variable Trust is a mutual fund with multiple portfolios which are managed by Rydex Global Advisors. The following portfolios are available under the contract: OTC FUND

   The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the NASDAQ 100 Index(TM). The Fund invests principally in securities of companies included in the NASDAQ 100 Index(TM). It also may invest in other instruments whose performance is expected to correspond to that of the Index, and may engage in futures and options transactions.

NOVA FUND

   The Nova Fund seeks to provide investment returns that correspond to 150% of the daily performance of the Standard & Poor's 500 Composite Stock Price Index. Unlike traditional index funds, as its primary investment strategy, the Fund invests to a significant extent in futures contracts and options on: securities, futures contracts and stock indexes. On a day-to-day basis, the Fund holds U.S.

government securities to collateralize these futures and options contracts.

U.S. GOVERNMENT MONEY MARKET FUND

   The U.S. Government Money Market Fund seeks to provide security of principal, high current income and liquidity. The Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities.

SELIGMAN PORTFOLIOS, INC.

   Seligman Portfolios, Inc. is a mutual fund with multiple portfolios which are managed by J. & W. Seligman & Co. Incorporated. The following portfolios are available under the contract:

SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO (CLASS 2)

   The Seligman Communications and Information Portfolio seeks capital gain. The Portfolio invests at least 80% of its net assets, exclusive of government securities, short-term notes, and cash and cash equivalent, in securities of companies operating in the communications, information and related industries. The Portfolio generally invests at least 65% of its total assets in securities of companies engaged in these industries. The Portfolio may invest in companies of any size.

SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO (CLASS 2)

   The Seligman Global Technology Portfolio seeks long-term capital appreciation. The Portfolio generally invests at least 65% of its assets in equity securities of U.S. and non-U.S. companies with business operations in technology and technology-related industries. The Portfolio may invest in companies of any size.

STRONG OPPORTUNITY FUND II, INC.

   Strong Opportunity Fund II, Inc. is a mutual fund. Strong Capital Management, Inc. is the investment adviser for the fund. The following portfolio is available under the contract:

OPPORTUNITY FUND II

   The Opportunity Fund II seeks capital growth. The fund invests primarily in stocks of medium-capitalization companies that the fund's manager believes are underpriced, yet have attractive growth prospects.

STRONG VARIABLE INSURANCE FUNDS, INC.

   Strong Variable Insurance Funds, Inc. is a mutual fund. Strong Capital Management, Inc. is the investment adviser for the fund. The following portfolio is available under the contract:

MID CAP GROWTH FUND II

   The Mid Cap Growth Fund II seeks capital appreciation. The fund invests at least 65% of its assets in stocks of medium-capitalization companies that the fund's managers believe have favorable prospects for accelerating growth of earnings, cash flow, or asset value.

VAN ECK WORLDWIDE INSURANCE TRUST

   Van Eck Worldwide Insurance Trust is a mutual fund with multiple portfolios. Van Eck Associates Corporation serves as investment adviser to the funds. The following portfolios are available under the Contract:

WORLDWIDE BOND FUND

   The Worldwide Bond Fund seeks high total return--income plus capital-appreciation--by investing globally, primarily in a variety of debt securities. The fund's long-term assets will consist of debt securities rated B or better by Standard & Poor's or Moody's Investors Service.

WORLDWIDE EMERGING MARKETS FUND

   The Worldwide Emerging Markets Fund seeks long-term capital appreciation by investing in primarily equity securities in emerging markets around the world. The fund emphasizes investment in countries that have relatively low gross national product per capita, as well as the potential for rapid economic growth.

WORLDWIDE HARD ASSETS FUND

   The Worldwide Hard Assets Fund seeks long-term capital appreciation by investing primarily in "hard asset securities." Income is a secondary consideration.

WORLDWIDE REAL ESTATE FUND

   The Worldwide Real Estate Fund seeks to maximize return by investing in equity securities of domestic and foreign companies that own significant real estate assets or that principally are engaged in the real estate industry.

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                                                                      CONSECO(R)
                                                                    Step up.(SM)







                               ANNUITIES ARE NOT FDIC INSURED. ANNUITIES ARE NOT
                         OBLIGATIONS OF ANY BANK. THE FINANCIAL INSTITUTION DOES
                            NOT GUARANTEE PERFORMANCE BY THE INSURER ISSUING THE
                                ANNUITY, NOR IS IT INSURED BY THE  FDIC, NCUSIF,
                                                    OR ANY OTHER FEDERAL ENTITY.


                                                  [graphic] FDIC  [graphic] BANK



             CONSECO EQUITY SALES, INC., IS A BROKER-DEALER FOR CONSECO VARIABLE INSURANCE COMPANY. CONSECO EQUITY SALES IS THE PRINCIPAL UNDERWRITER OF
           VARIABLE ANNUITY PRODUCTS, AND THE SECURITIES WITHIN, THAT ARE ISSUED THROUGH CONSECO VARIABLE INSURANCE COMPANY. BOTH COMPANIES ARE SUBSIDIARIES
            OF CONSECO, INC., A FINANCIAL SERVICES ORGANIZATION HEADQUARTERED IN CARMEL, INDIANA. CONSECO, THROUGH ITS SUBSIDIARY COMPANIES, HELPS 13 MILLION
                              CUSTOMERS STEP UP TO A BETTER, MORE SECURE FUTURE.


                           CONSECO EQUITY SALES , INC., IS A MEMBER OF THE NASD.




                                              CONSECO VARIABLE INSURANCE COMPANY
                                                    11815 N. Pennsylvania Street
                                                                Carmel, IN 46032

                                                          05-6920 (02/01) A13106
                         (C) 1999, 2000, 2001 Conseco Variable Insurance Company

                                                                     conseco.com


[IMSA Logo]                  [Logo]
 INSURANCE
MARKETPLACE         Retire on YOUR Terms(SM)
 STANDARDS             VARIABLE ANNUITIES
ASSOCIATION

        CONSECO, THE OFFICIAL FINANCIAL SERVICES PROVIDER OF [Graphic] NASCAR(R)